UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 91.1%

	Aerospace & Defense – 2.6%

57,200	Precision Castparts Corporation	$10,088,364

194,720	United Technologies Corporation	15,896,941
	Total Aerospace & Defense	25,985,305
	Auto Components – 1.2%

148,710	BorgWarner Inc., (2)	11,754,038
	Biotechnology – 2.5%

103,200	Biogen Idec Inc., (2)	13,829,832

150,400	Celgene Corporation, (2)	10,967,168
	Total Biotechnology	24,797,000
	Capital Markets – 3.1%

115,630	Franklin Resources, Inc.	14,512,721

79,600	Goldman Sachs Group, Inc.	9,165,940

394,060	TD Ameritrade Holding Corporation	7,404,387
	Total Capital Markets	31,083,048
	Chemicals – 3.1%

202,940	Ecolab Inc.	12,925,249

238,900	Monsanto Company	18,199,402
	Total Chemicals	31,124,651
	Communications Equipment – 3.2%

502,040	QUALCOMM, Inc.	32,050,234
	Computers & Peripherals – 9.1%

95,300	Apple, Inc., (2)	55,678,072

914,970	EMC Corporation, (2)	25,811,304

257,230	NetApp, Inc., (2)	9,988,241
	Total Computers & Peripherals	91,477,617
	Construction & Engineering – 1.2%

215,940	Fluor Corporation	12,470,535
	Diversified Financial Services – 2.6%

76,720	Intercontinental Exchange, Inc., (2)	10,206,829

368,140	JPMorgan Chase & Co.	15,822,657
	Total Diversified Financial Services	26,029,486
	Energy Equipment & Services – 2.4%

175,800	Cooper Cameron Corporation, (2)	9,009,750

329,800	FMC Technologies Inc., (2)	15,500,600
	Total Energy Equipment & Services	24,510,350
	Food & Staples Retailing – 2.2%

114,420	Costco Wholesale Corporation	10,088,411

272,000	CVS Caremark Corporation	12,136,640
	Total Food & Staples Retailing	22,225,051
	Health Care Equipment & Supplies – 2.2%

110,300	Edwards Lifesciences Corporation, (2)	9,151,591

18,065	Intuitive Surgical, Inc., (2)	10,445,183

33,950	Varian Medical Systems, Inc., (2)	2,153,109
	Total Health Care Equipment & Supplies	21,749,883

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund (continued)

April 30, 2012

Shares	Description (1)	Value

	Health Care Providers & Services – 4.3%

280,200	Express Scripts, Inc.	$15,632,358

488,430	UnitedHealth Group Incorporated	27,425,345
	Total Health Care Providers & Services	43,057,703
	Health Care Technology – 0.6%

81,410	Cerner Corporation, (2)	6,601,537
	Hotels, Restaurants & Leisure – 4.4%

350,450	Las Vegas Sands, (2)	19,446,471

265,480	Starbucks Corporation	15,233,242

133,350	YUM! Brands, Inc.	9,698,546
	Total Hotels, Restaurants & Leisure	44,378,259
	Industrial Conglomerates – 2.8%

517,360	Danaher Corporation	28,051,259
	Internet & Catalog Retail – 4.6%

77,300	Amazon.com, Inc., (2)	17,925,870

36,910	priceline.com Incorporated, (2)	28,081,866
	Total Internet & Catalog Retail	46,007,736
	Internet Software & Services – 6.7%

129,200	Baidu.com, Inc., Sponsored ADR, (2)	17,144,840

233,000	eBay Inc., (2)	9,564,650

36,810	Google Inc., Class A, (2)	22,278,516

74,300	LinkedIn Corporation, Class A Shares, (2)	8,057,835

244,230	VeriSign, Inc., (2)	10,040,295
	Total Internet Software & Services	67,086,136
	IT Services – 6.0%

323,910	Cognizant Technology Solutions Corporation, Class A, (2)	23,749,081

49,600	Teradata Corporation, (2)	3,461,088

271,910	Visa Inc.	33,439,492
	Total IT Services	60,649,661
	Machinery – 2.4%

135,100	Caterpillar Inc.	13,884,227

173,450	Illinois Tool Works, Inc.	9,952,561
	Total Machinery	23,836,788
	Media – 0.5%

138,000	CBS Corporation, Class B	4,602,300
	Metals & Mining – 0.4%

63,520	Cliffs Natural Resources Inc.	3,954,755
	Oil, Gas & Consumable Fuels – 3.3%

163,950	Concho Resources Inc., (2)	17,572,161

166,400	Occidental Petroleum Corporation	15,179,008
	Total Oil, Gas & Consumable Fuels	32,751,169
	Personal Products – 0.8%

118,600	Estee Lauder Companies Inc., Class A	7,750,510
	Pharmaceuticals – 1.6%

56,600	Perrigo Company	5,937,340

106,220	Shire Plc, ADR	10,362,823
	Total Pharmaceuticals	16,300,163

2	Nuveen Investments

Shares	Description (1)			Value

	Real Estate Investment Trust – 1.6%

238,960	American Tower REIT Inc.			$15,670,997
	Road & Rail – 3.2%

284,300	Union Pacific Corporation			31,966,692
	Semiconductors & Equipment – 0.6%

174,520	Altera Corporation			6,207,676
	Software – 6.8%

226,500	Autodesk, Inc., (2)			8,917,305

158,080	Intuit, Inc.			9,163,898

408,200	Microsoft Corporation			13,070,564

628,280	Oracle Corporation			18,465,149

119,720	Salesforce.com, Inc., (2)			18,643,996
	Total Software			68,260,912
	Specialty Retail – 1.4%

81,450	O’Reilly Automotive Inc., (2)			8,589,717

65,500	Ulta Salon, Cosmetics & Fragrance, Inc., (2)			5,775,790
	Total Specialty Retail			14,365,507
	Textiles, Apparel & Luxury Goods – 3.7%

126,800	Coach, Inc.			9,276,688

63,100	Fossil Inc.			8,245,277

99,700	Michael Kors Holdings Limited			4,553,299

86,170	Ralph Lauren Corporation			14,844,506
	Total Textiles, Apparel & Luxury Goods			36,919,770
	Total Common Stocks (cost $797,508,767)			913,676,728

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.1%

$31,339	Repurchase Agreement with State Street Bank, dated 4/30/12, repurchase price $31,338,918, collateralized by $31,370,000 U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $31,966,814	0.010%	5/01/12	$31,338,909
	Total Short-Term Investments (cost $31,338,909)			31,338,909
	Total Investments (cost $828,847,676) – 94.2%			945,015,637
	Other Assets Less Liabilities – 5.8%			58,028,273
	Net Assets – 100%			$1,003,043,910

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund (continued)

April 30, 2012

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$913,676,728	$—	$—	$913,676,728
Short-Term Investments:
Repurchase Agreements	—	31,338,909	—	31,338,909
Total	$913,676,728	$31,338,909	$—	$945,015,637

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments was $829,589,548.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$120,073,647
Depreciation	(4,647,558)
Net unrealized appreciation (depreciation) of investments	$115,426,089

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Long/Short Equity Fund

(formerly Nuveen Santa Barbara Growth Plus Fund)

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 127.4%

	Aerospace & Defense – 6.2%

175	Precision Castparts Corporation, (2)	$30,865

125	TransDigm Group Inc.	15,765

500	United Technologies Corporation	40,820
	Total Aerospace & Defense	87,450
	Biotechnology – 3.1%

175	Alexion Pharmaceuticals Inc.	15,806

710	Cepheid, Inc., (2), (3)	27,271
	Total Biotechnology	43,077
	Capital Markets – 4.5%

105	BlackRock Inc.	20,116

125	Goldman Sachs Group, Inc.	14,394

450	T. Rowe Price Group Inc.	28,402
	Total Capital Markets	62,912
	Chemicals – 7.5%

600	Ecolab Inc., (2)	38,214

500	Monsanto Company	38,090

250	Praxair, Inc., (2)	28,925
	Total Chemicals	105,229
	Commercial Banks – 2.3%

985	Wells Fargo & Company	32,929
	Communications Equipment – 4.1%

1,180	Juniper Networks Inc., (2), (3)	25,287

495	QUALCOMM, Inc.	31,601
	Total Communications Equipment	56,888
	Computers & Peripherals – 7.1%

102	Apple, Inc., (3)	59,592

1,400	EMC Corporation, (2), (3)	39,494
	Total Computers & Peripherals	99,086
	Construction & Engineering – 2.4%

750	Chicago Bridge & Iron Company N.V.	33,315
	Diversified Financial Services – 1.5%

475	JPMorgan Chase & Co.	20,416
	Electrical Equipment – 3.2%

600	Emerson Electric Company, (2)	31,524

175	Rockwell Automation, Inc., (2)	13,535
	Total Electrical Equipment	45,059
	Electronic Equipment & Instruments – 2.3%

550	Amphenol Corporation, Class A	31,977
	Energy Equipment & Services – 8.3%

150	Core Laboratories N.V., (2)	20,547

525	Ensco PLC, (2)	28,691

400	National-Oilwell Varco Inc.	30,304

500	Schlumberger Limited, (2)	37,070
	Total Energy Equipment & Services	116,612

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Long/Short Equity Fund (continued)

(formerly Nuveen Santa Barbara Growth Plus Fund)

April 30, 2012

Shares	Description (1)	Value

	Food & Staples Retailing – 2.0%

150	Costco Wholesale Corporation, (2)	$13,226

175	Whole Foods Market, Inc., (2)	14,537
	Total Food & Staples Retailing	27,763
	Food Products – 3.8%

465	Hain Celestial Group Inc., (2), (3)	21,995

550	McCormick & Company, Incorporated, (2)	30,751
	Total Food Products	52,746
	Health Care Equipment & Supplies – 2.4%

300	Covidien PLC, (2)	16,569

30	Intuitive Surgical, Inc., (2), (3)	17,346
	Total Health Care Equipment & Supplies	33,915
	Health Care Providers & Services – 2.8%

700	Express Scripts, Inc.	39,053
	Health Care Technology – 2.6%

450	Cerner Corporation, (2), (3)	36,491
	Hotels, Restaurants & Leisure – 1.6%

225	McDonald’s Corporation	21,926
	Internet Software & Services – 2.2%

50	Google Inc., Class A, (3)	30,262
	IT Services – 6.6%

650	Accenture Limited, (2)	42,218

140	International Business Machines Corporation (IBM), (2)	28,991

175	Visa Inc.	21,522
	Total IT Services	92,731
	Machinery – 4.0%

750	Donaldson Company, Inc., (2)	25,995

700	PACCAR Inc., (2)	30,072
	Total Machinery	56,067
	Media – 2.7%

415	Discovery Communications Inc., Class A Shares, (2), (3)	22,584

1,600	E.W. Scripps Company, Class A, (2)	14,656
	Total Media	37,240
	Metals & Mining – 1.6%

305	BHP Billiton PLC, ADR	22,662
	Oil, Gas & Consumable Fuels – 9.0%

350	Continental Resources Inc., (2), (3)	31,238

800	Enbridge Inc., (2)	33,512

275	Occidental Petroleum Corporation	25,086

310	Pioneer Natural Resources Company	35,897
	Total Oil, Gas & Consumable Fuels	125,733
	Personal Products – 4.2%

475	Herbalife, Limited, (2)	33,402

490	Nu Skin Enterprises, Inc., Class A, (2)	26,117
	Total Personal Products	59,519

6	Nuveen Investments

Shares	Description (1)			Value

	Pharmaceuticals – 7.5%

300	Allergan, Inc.			$28,800

900	Bristol-Myers Squibb Company, (2)			30,033

325	Eli Lilly and Company, (2)			13,452

225	Novo-Nordisk A/S			33,080
	Total Pharmaceuticals			105,365
	Professional Services – 2.2%

300	IHS Inc., (2), (3)			30,321
	Road & Rail – 2.0%

250	Union Pacific Corporation			28,110
	Semiconductors & Equipment – 4.0%

750	Analog Devices, Inc., (2)			29,235

750	Broadcom Corporation, Class A, (3)			27,450
	Total Semiconductors & Equipment			56,685
	Software – 3.5%

250	Check Point Software Technology Limited, (2), (3)			14,533

600	Intuit, Inc., (2)			34,782
	Total Software			49,315
	Specialty Retail – 3.0%

400	Ross Stores, Inc., (2)			24,636

175	Tractor Supply Company, (2)			17,222
	Total Specialty Retail			41,858
	Textiles, Apparel & Luxury Goods – 5.0%

305	Deckers Outdoor Corporation, (2), (3)			15,558

200	Nike, Inc., Class B, (2)			22,374

100	Ralph Lauren Corporation, (2)			17,227

100	VF Corporation, (2)			15,205
	Total Textiles, Apparel & Luxury Goods			70,364
	Trading Companies & Distributors – 2.2%

150	W.W. Grainger, Inc., (2)			31,173
	Total Common Stocks (cost $1,385,840)			1,784,249

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 8.3%

$115	Repurchase Agreement with State Street Bank, dated 4/30/12, repurchase price $115,310, collateralized by $120,000 U.S. Treasury Bonds, 3.125%, due 11/15/41, value $122,283	0.010%	5/01/12	$115,310
	Total Short-Term Investments (cost $115,310)			115,310
	Total Investments (cost $1,501,150) – 135.7%			1,899,559

Shares	Description (1)			Value
	COMMON STOCKS SOLD SHORT – (31.5)%

	Aerospace & Defense – (3.0)%

(205)	General Dynamics Corporation			$(13,838)

(200)	L-3 Communications Holdings, Inc.			(14,708)

(250)	Rockwell Collins, Inc.			(13,972)
	Total Aerospace & Defense			(42,518)

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Long/Short Equity Fund (continued)

(formerly Nuveen Santa Barbara Growth Plus Fund)

April 30, 2012

Shares	Description (1)	Value

	Capital Markets – (3.0)%

(1,850)	Janus Capital Group Inc.	$(14,023)

(525)	Legg Mason, Inc.	(13,687)

(800)	Morgan Stanley	(13,824)
	Total Capital Markets	(41,534)
	Chemicals – (2.9)%

(330)	Air Products & Chemicals Inc.	(28,212)

(300)	Potash Corporation of Saskatchewan	(12,744)
	Total Chemicals	(40,956)
	Containers & Packaging – (1.0)%

(450)	Bemis Company, Inc.	(14,576)
	Diversified Consumer Services – (0.9)%

(900)	H & R Block Inc.	(13,230)
	Diversified Financial Services – (1.1)%

(375)	Moody’s Corporation	(15,356)
	Energy Equipment & Services – (2.0)%

(250)	Helmerich & Payne Inc.	(12,848)

(250)	Wal-Mart Stores, Inc.	(14,727)
	Total Energy Equipment & Services	(27,575)
	Food Products – (2.0)%

(450)	Archer-Daniels-Midland Company	(13,873)

(275)	Kellogg Company	(13,907)
	Total Food Products	(27,780)
	Health Care Equipment & Supplies – (1.1)%

(375)	DENTSPLY International Inc.	(15,397)
	Health Care Providers & Services – (1.0)%

(250)	Quest Diagnostics Incorporated	(14,423)
	Hotels, Restaurants & Leisure – (1.0)%

(275)	Darden Restaurants, Inc.	(13,772)
	Household Durables – (1.1)%

(225)	Mohawk Industries Inc.	(15,079)
	Household Products – (1.0)%

(200)	Energizer Holdings Inc., (3)	(14,266)
	Insurance – (1.1)%

(250)	Travelers Companies, Inc.	(16,080)
	Machinery – (4.0)%

(300)	CLARCOR, Inc.	(14,406)

(250)	Illinois Tool Works, Inc.	(14,345)

(200)	Joy Global Inc.	(14,154)

(385)	Navistar International Corporation	(13,071)
	Total Machinery	(55,976)
	Oil, Gas & Consumable Fuels – (1.1)%

(775)	Western Refining Inc.	(14,764)
	Semiconductors & Equipment – (2.1)%

(525)	Intel Corporation	(14,910)

(450)	Texas Instruments Incorporated	(14,373)
	Total Semiconductors & Equipment	(29,283)

8	Nuveen Investments

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – (1.1)%

(525)	Hanesbrands Inc.	$(14,815)
	Trading Companies & Distributors – (1.0)%

(290)	Fastenal Company	(13,578)
	Total Common Stocks Sold Short (proceeds $430,803)	(440,958)
	Other Assets Less Liabilities – (4.2)%	(58,318)
	Net Assets – 100%	$1,400,283

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,784,249	$—	$—	$1,784,249
Short-Term Investments:
Repurchase Agreement	—	115,310	—	115,310
Common Stocks Sold Short	(440,958)	—	—	(440,958)
Total	$1,343,291	$115,310	$—	$1,458,601

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments (excluding common stocks sold short) was $1,501,149.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$424,563
Depreciation	(26,153)
Net unrealized appreciation (depreciation) of investments	$398,410

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, segregated as collateral for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 91.7%

	Capital Markets – 4.9%

695,250	EFG – Hermes Holdings SAE	$1,542,253

558,461	GP Investments Ltd., GDR	1,330,122

20,741	Mirae Asset Securities Company Limited	635,008
	Total Capital Markets	3,507,383
	Chemicals – 0.8%

254,906	United Phosphorus Limited	561,567
	Commercial Banks – 7.0%

83,895	Arab Bank PLC	967,540

13,687,730	First Bank of Nigeria PLC	868,151

164,313	First Gulf Bank	402,624

265,431	Kazkommertsbank, 144A, GDR, (2), (3)	736,491

184,944	Yapi ve Kredi Bankasi AS	342,245

18,272,480	Zenith Bank PLC	1,644,349
	Total Commercial Banks	4,961,400
	Construction & Engineering – 1.1%

217,493	Murray & Roberts Holdings Limited	799,929
	Construction Materials – 1.2%

301,754	India Cements Limited, GDR	480,996

1,752,000	Luks Group (Vietnam Holdings) Company Limited	361,300
	Total Construction Materials	842,296
	Diversified Telecommunication Services – 4.7%

113,917	KT Corporation, Sponsored ADR, (2)	1,463,833

26,002	PT Telekomunikasi Indonesia Tbk, ADR	941,532

459,087	Telecom Egypt SAE	975,092
	Total Diversified Telecommunication Services	3,380,457
	Electric Utilities – 8.4%

275,166	Eletrobras SA	2,353,018

598,384	Federal Hydrogenerating, GDR	2,082,376

40,054	Korea Electric Power Corporation, Sponsored ADR, (2)	380,513

121,945	Pampa Energia S/A, ADR	824,348

9,888,963	Wholesale Generation Co.-3, (3)	355,864
	Total Electric Utilities	5,996,119
	Food Products – 4.9%

140,700	BrasilAgro Companhia Brasileira de Propriedades Agricolas	558,032

86,955	Cresud S.A.C.I.F.y.A., ADR	824,333

13,463	Industrias Bachoco S.A.B. de C.V., ADR	278,011

33,001	MHP SA, 144A, GDR, (3)	452,114

4,565,382	REI Agro Limited	970,252

39,600	SLC Agricola SA	391,398
	Total Food Products	3,474,140
	Health Care Providers & Services – 1.5%

760,700	Faber Group Berhad	412,276

125,600	Profarma Distribuidora de Produtos Farmaceuticos S.A.	627,951
	Total Health Care Providers & Services	1,040,227

10	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 0.7%

31,059	Orascom Development Holding AG	$526,975
	Household Durables – 1.7%

348,100	Gafisa S.A.	646,473

181,291	Oriental Weavers Company	569,791
	Total Household Durables	1,216,264
	Insurance – 1.3%

855,280	Cathay Financial Holding Company Limited	904,810
	Metals & Mining – 17.8%

71,063	AngloGold Ashanti Limited, Sponsored ADR	2,443,150

91,374	Banro Corporation, (2)	388,491

460,378	CGA Mining Limited	1,001,987

1,032,064	Eastern Platinum Limited, (2)	397,008

144,866	Gabriel Resources, Limited, (2)	382,751

172,832	Gold Fields Limited, Sponsored ADR	2,224,348

1,699,857	Gran Colombia Gold Corporation, (2)	774,344

78,143	Impala Platinum Holdings Limited	1,520,970

42,989	Ivanhoe Mines Ltd., (2)	503,401

728,047	Polyus Gold International Limited, GDR	2,256,946

56,353	Silver Standard Resources, Inc., (2)	812,610
	Total Metals & Mining	12,706,006
	Multiline Retail – 1.1%

214,711	Pantaloon Retail India Limited	757,804
	Oil, Gas & Consumable Fuels – 13.2%

510,224	Bankers Petroleum Limited, (2)	1,766,428

124,410	Gazprom OAO, ADR	1,435,691

43,517	Niko Resources Limited	1,833,454

97,817	Petrobras Argentina S.A., ADR	1,114,136

95,404	Petrobras Petroleo Brasileiro, Sponsored ADR	2,114,153

5,023,500	PT Medco Energi Internasional Tbk	1,147,854
	Total Oil, Gas & Consumable Fuels	9,411,716
	Pharmaceuticals – 8.4%

32,184	EGIS Pharmaceutical PLC	2,154,240

13,018	Krka	818,517

42,601	Pharmstandard OJSC, 144A, GDR, (3)	745,518

5,552,500	United Laboratories International Holdings Ltd	2,239,993
	Total Pharmaceuticals	5,958,268
	Real Estate Management & Development – 4.4%

1,672,972	Emaar Properties PJSC	1,489,435

12,807	IRSA Inversiones y Representaciones S.A.	100,919

565,500	KLCC Property Holdings Berhad	633,524

68,869	Solidere, GDR, 144A, (3)	943,505
	Total Real Estate Management & Development	3,167,383
	Textiles, Apparel & Luxury Goods – 0.1%

8,439,000	China Hongxing Sports Limited, (4)	49,031

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

April 30, 2012

Shares		Description (1)				Value

		Tobacco – 0.5%

25,211		Eastern Tobacco Co.				$376,585
		Wireless Telecommunication Services – 8.0%

60,705		Bharti AirTel Limited				357,664

20,739		MTN Group Limited, DD				362,549

90,120		NII Holdings Inc., (2)				1,261,229

34,137,600		SafariCom Limited				1,373,705

69,048		SK Telecom Company Limited, ADR				933,529

285,490		Turkcell Iletism Hizmetleri S.A.				1,427,246
		Total Wireless Telecommunication Services				5,715,922
		Total Common Stocks (cost $82,996,553)				65,354,282

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value
		SOVEREIGN DEBT – 0.7%

		Argentina – 0.7%

$768		Province of Buenos Aires, 144A	10.875%	1/26/21	B	$532,800
		Total Sovereign Debt (cost $731,596)				532,800

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (5)	Value
		CORPORATE BONDS – 2.0%

		Commercial Banks – 0.6%

$374		Ukraine Export-Import Bank, Loan Participants, Series 2010	8.375%	4/27/15	B1	$348,755

100		Ukraine Export-Import Bank Loan Participation with Credit Suisse International	5.793%	2/09/16	B1	79,750
474		Total Commercial Banks				428,505
		Construction Materials – 0.1%

100		C5 Capital Special Purpose Vehicle Ltd., Series 2006, 144A	0.513%	12/31/49	B+	54,000

50	EUR	C10 Capital Special Purpose Vehicle Ltd., Guaranteed by Cemex SAB de CV	6.277%	6/30/17	B+	36,071
150		Total Construction Materials				90,071
		Food Products – 0.6%

400		MHP SA, 144A	10.250%	4/29/15	B	390,640
		Metals & Mining – 0.7%

561		Banro Corporation, 144A	10.000%	3/01/17	N/R	496,485
1,585		Total Corporate Bonds (cost $1,458,136)				1,405,701

Shares		Description (1)	Coupon		Ratings (5)	Value
		$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 2.9%

		Household Durables – 2.9%

113,880		LG Electronics Inc., PFD	0.000%		N/R	$2,045,583
		Total $25 Par (or similar) Preferred Securities (cost $3,124,495)				2,045,583

Shares		Description (1)				Value
		WARRANTS – 0.1%

26,928		Banro Corporation, 144A				$30,967

12	Nuveen Investments

Shares	Description (1)	Value

	Warrants (continued)

356,531	Gran Colombia Gold Corporation	$63,161
	Total Warrants (cost $246,878)	94,128

Shares	Description (1)	Value
	EQUITY LINKED CERTIFICATES – 1.6% (6)

	Wireless Telecommunication Services – 1.6%

18,965	Cheurveux, Equity Linked Note, Etihad Etisalat Company, 144A	$343,703

135,562	CLSA Asian Securities Program, Equity Linked Note, NTPC Limited, 144A	414,372

107,000	CLSA Asian Securities Program, Equity Linked Note, Pantaloon Retail (India) Limited, 144A	391,779
	Total Equity Linked Certificates (cost $1,521,726)	1,149,854
	Total Investments (cost $90,079,384) – 99.0%	70,582,348
	Other Assets Less Liabilities – 1.0%	731,114
	Net Assets – 100%	$71,313,462

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$62,071,759	$3,233,492	$49,031	$65,354,282
Sovereign Debt	—	532,800	—	532,800
Corporate Bonds	—	1,405,701	—	1,405,701
$25 Par (or similar) Preferred Securities	2,045,583	—	—	2,045,583
Warrants	63,161	30,967	—	94,128
Equity-Linked Certificates	—	1,149,854	—	1,149,854
Total	$64,180,503	$6,352,814	$49,031	$70,582,348
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

April 30, 2012

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$402,992
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(353,961)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$49,031

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$22,559,305	$(355,864)	$355,864	$(22,559,305)	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments was $90,787,122.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$1,709,694
Depreciation	(21,914,468)
Net unrealized appreciation (depreciation) of investments	$(20,204,774)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Equity Linked Certificates provide the price appreciation or depreciation of a single stock; used to gain access to the return characteristics of small amounts of shares in countries with a costly or lengthy registration process. Similar to an ADR, except that a third party (not the equity issuer) is responsible for paying stock returns under the note.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

N/R	Not Rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

DD	Investment or portion of investment purchased on a delayed delivery basis.

GDR	Global Depositary Receipt.

EUR	Euro

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 97.5%

	Aerospace & Defense – 3.5%

196,274	Alliant Techsystems Inc.	$10,461,404

1,224,981	Finmeccanica SPA	5,263,414

583,082	Thales S.A.	20,202,541
	Total Aerospace & Defense	35,927,359
	Airlines – 2.4%

2,185,182	Southwest Airlines Co.	18,093,307

281,851	WestJet Airlines Limited, 144A, (2)	4,060,070

173,900	WestJet Airlines Limited, Class A Variable Voting	2,476,867
	Total Airlines	24,630,244
	Biotechnology – 1.1%

271,940	Actelion Limited	11,504,981
	Capital Markets – 2.5%

2,615,000	Daiwa Securities Group Inc.	9,956,914

2,020,768	EFG – Hermes Holdings SAE	4,482,610

1,960,956	Uranium Participation Corporation, (3)	10,937,761
	Total Capital Markets	25,377,285
	Chemicals – 0.4%

605,000	Chugoku Marine Paints Limited	3,614,542
	Commercial Banks – 1.3%

4,612,000	Sumitomo Mitsui Trust Holdings Inc.	13,632,665
	Commercial Services & Supplies – 0.8%

1,164,000	Toppan Printing Company Limited	7,916,483
	Communications Equipment – 0.9%

2,415,024	Nokia Corporation, ADR	8,814,838
	Computers & Peripherals – 2.2%

315,700	Japan Digital Laboratory Company, Ltd.	3,436,164

483,586	Western Digital Corporation, (3)	18,767,973
	Total Computers & Peripherals	22,204,137
	Diversified Financial Services – 0.5%

593,000	Guoco Group Limited	4,968,003
	Diversified Telecommunication Services – 6.8%

1,217,313	KT Corporation, Sponsored ADR, (3)	15,642,472

504,800	Nippon Telegraph and Telephone Corporation	22,919,589

308,000	PT Telekomunikasi Indonesia Tbk, ADR	11,152,680

3,652,066	Telecom Egypt SAE	7,756,921

3,852,705	Telecom Italia S.p.A.	3,620,877

468,000	Vivendi S.A.	8,651,202
	Total Diversified Telecommunication Services	69,743,741
	Electric Utilities – 11.1%

1,748,588	Centrais Eletricas Brasileiras S.A., PFD B ADR	20,895,627

1,968,139	Electricite de France S.A.	41,644,541

312,324	Exelon Corporation	12,183,759

6,500,130	Federal Hydrogenerating, GDR	22,620,452

1,065,467	Korea Electric Power Corporation, Sponsored ADR, (3)	10,121,937

145,392,800	Wholesale Generation Co.-3, (2)	5,232,107
	Total Electric Utilities	112,698,423

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

April 30, 2012

Shares	Description (1)	Value

	Electrical Equipment – 1.5%

460,000	Areva S.A., (3)	$8,052,731

491,800	Futaba Corporation	7,699,775
	Total Electrical Equipment	15,752,506
	Electronic Equipment & Instruments – 1.3%

373,538	Ingram Micro, Inc., Class A, (3)	7,269,049

758,200	Sanshin Electronics Company Limited	5,764,371
	Total Electronic Equipment & Instruments	13,033,420
	Food & Staples Retailing – 1.2%

103,500	Carrefour S.A., WI/DD	2,079,020

429,274	Kroger Co.	9,989,206
	Total Food & Staples Retailing	12,068,226
	Food Products – 1.9%

169,791	Archer-Daniels-Midland Company	5,234,657

914,000	BrasilAgro Companhia Brasileira de Propriedades Agricolas	3,625,024

20,313,550	Marine Harvest	10,421,299
	Total Food Products	19,280,980
	Health Care Providers & Services – 0.4%

730,400	Profarma Distribuidora de Produtos Farmaceuticos S.A.	3,651,713
	Hotels, Restaurants & Leisure – 0.5%

527,766	OPAP S.A.	4,715,577
	Household Durables – 0.6%

1,905,000	Oriental Weavers Company	5,987,345
	Insurance – 3.6%

457,724	American International Group, (3)	15,576,348

559,700	MS&AD Insurance Group	10,396,231

1,108,993	Old Republic International Corporation	11,034,480
	Total Insurance	37,007,059
	IT Services – 1.4%

496,197	Computer Sciences Corporation	13,923,288
	Machinery – 2.0%

2,187,000	Japan Steel Works Limited	13,367,435

207,800	Kurita Water Industries Limited	5,103,905

360,000	Organo Corporation	2,353,707
	Total Machinery	20,825,047
	Marine – 1.5%

843,270	Stolt-Nielsen S.A.	15,103,255
	Media – 0.8%

5,423	TV Asahi Corporation	8,116,840
	Metals & Mining – 18.0%

438,868	AngloGold Ashanti Limited, Sponsored ADR	15,088,282

930,559	Barrick Gold Corporation	37,622,500

19,404,820	Eastern Platinum Limited, (3)	7,464,524

2,067,955	Gabriel Resources, Limited, (3)	5,463,747

420,000	Gold Fields Limited	5,343,642

16	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

464,200	Impala Platinum Holdings Limited	$9,035,160

170,000	Ivanhoe Mines Ltd., (3)	1,990,700

705,940	Kinross Gold Corporation	6,318,163

722,411	Newcrest Mining Limited	19,796,434

1,004,506	Newmont Mining Corporation	47,864,711

598,000	NovaGold Resources Inc., (3)	4,287,660

6,964,948	Polyus Gold International Limited, GDR, (2)	21,452,040

10,000,000	Village Main Reef Limited	2,174,095
	Total Metals & Mining	183,901,658
	Multiline Retail – 0.2%

619,543	Pantaloon Retail India Limited	2,186,622
	Oil, Gas & Consumable Fuels – 14.8%

1,871,577	Arch Coal Inc.	18,266,592

2,500,000	Bankers Petroleum Limited, (3)	8,655,160

1,644,410	Cameco Corporation	36,341,461

1,127,233	Chesapeake Energy Corporation	20,786,177

42,783	CONSOL Energy Inc.	1,422,107

2,740,303	ERG S.P.A	20,639,564

1,788,910	Gazprom OAO, GDR	20,644,021

281,453	Nexen Inc.	5,446,116

199,500	Niko Resources Limited	8,405,315

23,000,000	PT Medco Energi Internasional Tbk	5,255,427

174,531	Southwestern Energy Company, (3)	5,511,689
	Total Oil, Gas & Consumable Fuels	151,373,629
	Pharmaceuticals – 2.3%

70,071	EGIS PLC	4,690,212

249,841	Eli Lilly and Company	10,340,919

86,857	Krka	5,461,200

8,162,500	United Laboratories International Holdings Ltd	3,292,921
	Total Pharmaceuticals	23,785,252
	Real Estate Management & Development – 0.5%

361,114	Solidere, GDR, 144A, (2)	4,947,262
	Road & Rail – 2.6%

341,700	East Japan Railway Company	21,313,452

131,900	West Japan Railway Company	5,426,998
	Total Road & Rail	26,740,450
	Software – 1.0%

333,360	Microsoft Corporation	10,674,187
	Specialty Retail – 2.6%

1,186,262	Best Buy Co., Inc.	26,180,802
	Textiles, Apparel & Luxury Goods – 0.0%

31,950,000	China Hongxing Sports Limited, (4)	185,633
	Trading Companies & Distributors – 1.0%

633,900	Mitsui & Company Limited	9,956,295

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

April 30, 2012

Shares	Description (1)				Value

	Transportation Infrastructure – 0.8%

958,000	Kamigumi Company Limited				$7,715,356
	Wireless Telecommunication Services – 3.5%

1,173,801	SK Telecom Company Limited, ADR				15,869,790

1,625,369	Turkcell Iletisim Hizmetleri A.S., ADR, (3)				20,089,561
	Total Wireless Telecommunication Services				35,959,351
	Total Common Stocks (cost $1,121,080,757)				994,104,454

Shares	Description (1)	Coupon		Ratings (5)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.5%

	Household Durables – 0.5%

280,680	LG Electronics Inc., PFD	0.000%		N/R	$5,041,747
	Total $25 Par (or similar) Preferred Securities (cost $7,956,803)				5,041,747

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 0.0%

$275	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/12, repurchase price $274,718, collateralized by $190,000 U.S. Treasury Bonds, 6.125%, due 11/15/27, value $282,863	0.010%	5/01/12		$274,717
	Total Short-Term Investments (cost $274,717)				274,717
	Total Investments (cost $1,129,312,277) – 98.0%				999,420,918
	Other Assets Less Liabilities – 2.0%				20,261,693
	Net Assets – 100%				$1,019,682,611

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$958,227,342	$35,691,479	$185,633	$994,104,454
$25 Par (or similar) Preferred Securities	5,041,747	—	—	5,041,747
Short-Term Investments:
Repurchase Agreements	—	274,717	—	274,717
Total	$963,269,089	$35,966,196	$185,633	$999,420,918
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

18	Nuveen Investments

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$1,525,725
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(1,340,092)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$185,633

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$355,358,896	$(5,232,107)	$5,232,107	$(355,358,896)	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments was $1,151,306,230.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$56,959,825
Depreciation	(208,845,137)
Net unrealized appreciation (depreciation) of investments	$(151,885,312)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

WI/DD	Purchased on a when-issued or delayed delivery basis.

N/R	Not Rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 98.8%

	Aerospace & Defense – 1.7%

1,800	Alliant Techsystems Inc.	$95,940

9,815	Finmeccanica SPA	42,172
	Total Aerospace & Defense	138,112
	Airlines – 2.3%

20,150	Southwest Airlines Co.	166,842

1,260	WestJet Airlines Limited, Class A Variable Voting	17,946
	Total Airlines	184,788
	Biotechnology – 1.4%

2,565	Actelion Limited	108,518
	Capital Markets – 3.0%

25,000	Daiwa Securities Group Inc.	95,190

23,970	EFG – Hermes Holdings SAE	53,172

16,300	Uranium Participation Corporation, (2)	90,918
	Total Capital Markets	239,280
	Commercial Banks – 1.1%

31,000	Sumitomo Mitsui Trust Holdings Inc.	91,633
	Commercial Services & Supplies – 1.2%

14,000	Toppan Printing Company Limited	95,215
	Communications Equipment – 1.0%

22,900	Nokia Corporation, ADR	83,585
	Computers & Peripherals – 2.3%

4,750	Western Digital Corporation, (2)	184,348
	Diversified Telecommunication Services – 8.0%

10,550	KT Corporation, Sponsored ADR, (2)	135,568

4,700	Nippon Telegraph and Telephone Corporation	213,396

2,550	PT Telekomunikasi Indonesia Tbk, ADR	92,336

104,675	Telecom Italia S.p.A.	98,376

5,650	Vivendi S.A.	104,443
	Total Diversified Telecommunication Services	644,119
	Electric Utilities – 12.3%

15,875	Centrais Eletricas Brasileiras S.A., PFD B ADR	189,706

17,425	Electricite de France S.A.	368,702

2,600	Exelon Corporation	101,426

53,050	Federal Hydrogenerating, GDR	184,614

9,475	Korea Electric Power Corporation, Sponsored ADR, (2)	90,013

1,404,000	Wholesale Generation Co.-3, (3)	50,524
	Total Electric Utilities	984,985
	Electronic Equipment & Instruments – 0.9%

3,700	Ingram Micro, Inc., Class A, (2)	72,002
	Food & Staples Retailing – 1.1%

3,925	Kroger Co.	91,335
	Food Products – 1.7%

1,500	Archer-Daniels-Midland Company	46,245

181,800	Marine Harvest	93,267
	Total Food Products	139,512

20	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 0.6%

5,350	OPAP S.A.	$47,802
	Insurance – 4.1%

4,265	American International Group, (2)	145,138

5,000	MS&AD Insurance Group	92,873

8,950	Old Republic International Corporation	89,053
	Total Insurance	327,064
	IT Services – 1.5%

4,200	Computer Sciences Corporation	117,852
	Machinery – 1.7%

15,000	Japan Steel Works Limited	91,683

1,900	Kurita Water Industries Limited	46,667
	Total Machinery	138,350
	Metals & Mining – 22.0%

4,210	AngloGold Ashanti Limited, Sponsored ADR	144,740

8,450	Barrick Gold Corporation	341,634

300,000	Eastern Platinum Limited, (2)	115,402

24,675	Gabriel Resources, Limited, (2)	65,194

5,635	Gold Fields Limited	71,694

7,600	Impala Platinum Holdings Limited	147,926

3,950	Ivanhoe Mines Ltd., (2)	46,255

13,765	Kinross Gold Corporation	123,197

6,375	Newcrest Mining Limited	174,696

6,015	Newmont Mining Corporation	286,615

6,935	NovaGold Resources Inc., (2)	49,724

64,500	Polyus Gold International Limited, GDR, (3)	198,660
	Total Metals & Mining	1,765,737
	Multiline Retail – 0.6%

14,050	Pantaloon Retail India Limited	49,588
	Oil, Gas & Consumable Fuels – 14.9%

15,975	Arch Coal Inc.	155,916

25,300	Bankers Petroleum Limited, (2)	87,590

15,250	Cameco Corporation	337,025

9,730	Chesapeake Energy Corporation	179,421

16,200	Gazprom OAO, GDR	186,948

1,580	Hess Corporation	82,381

2,450	Nexen Inc.	47,408

1,535	Niko Resources Limited	64,672

1,650	Southwestern Energy Company, (2)	52,107
	Total Oil, Gas & Consumable Fuels	1,193,468
	Pharmaceuticals – 2.1%

740	EGIS PLC	49,532

2,320	Eli Lilly and Company	96,025

58,000	United Laboratories International Holdings Ltd	23,398
	Total Pharmaceuticals	168,955

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

April 30, 2012

Shares	Description (1)	Value

	Road & Rail – 2.9%

3,000	East Japan Railway Company	$187,124

1,100	West Japan Railway Company	45,259
	Total Road & Rail	232,383
	Software – 1.2%

2,955	Microsoft Corporation	94,619
	Specialty Retail – 2.9%

10,600	Best Buy Co., Inc.	233,942
	Textiles, Apparel & Luxury Goods – 0.1%

1,252,000	China Hongxing Sports Limited, (4)	7,274
	Trading Companies & Distributors – 1.2%

6,000	Mitsui & Company Limited	94,238
	Transportation Infrastructure – 0.9%

9,000	Kamigumi Company Limited	72,482
	Wireless Telecommunication Services – 4.1%

10,250	SK Telecom Company Limited, ADR	138,580

15,350	Turkcell Iletisim Hizmetleri A.S., ADR, (2)	189,726
	Total Wireless Telecommunication Services	328,306
	Total Investments (cost $8,089,865) – 98.8%	7,929,492
	Other Assets Less Liabilities – 1.2%	96,379
	Net Assets – 100%	$8,025,871

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$7,673,034	$249,184	$7,274	$7,929,492
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

22	Nuveen Investments

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$59,787
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(52,513)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$7,274

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$2,215,120	$(50,524)	$50,524	$(2,215,120)	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments was $8,680,765.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$640,899
Depreciation	(1,392,172)
Net unrealized appreciation (depreciation) of investments	$(751,273)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 64.0%

	Aerospace & Defense – 2.6%

6,400	Finmeccanica SPA	$27,499

910	Thales S.A.	31,530
	Total Aerospace & Defense	59,029
	Capital Markets – 2.2%

13,000	EFG – Hermes Holdings SAE	28,838

4,600	GP Investments Ltd., GDR	10,956

2,050	Uranium Participation Corporation, (2)	11,434
	Total Capital Markets	51,228
	Commercial Banks – 1.6%

75,000	First Bank of Nigeria PLC	4,757

8,000	Sumitomo Mitsui Trust Holdings Inc.	23,647

85,000	Zenith Bank Limited of Lagos	7,649
	Total Commercial Banks	36,053
	Communications Equipment – 1.3%

8,350	Nokia Corporation, ADR	30,478
	Construction Materials – 1.1%

9,700	India Cements Limited, GDR	15,462

46,000	Luks Group Vietnam Holdings Company Limited	9,486
	Total Construction Materials	24,948
	Diversified Financial Services – 0.4%

500	Guoco Group Limited, ADR, (3)	8,275
	Diversified Telecommunication Services – 6.1%

270	Belgacom S.A.	7,670

2,000	KT Corporation, Sponsored ADR, (2)	25,700

760	Nippon Telegraph and Telephone Corporation, ADR	17,138

515	PT Telekomunikasi Indonesia Tbk, ADR, (4)	18,648

7,500	Telecom Egypt SAE	15,930

35,500	Telecom Italia S.p.A.	33,364

1,115	Vivendi S.A.	20,611
	Total Diversified Telecommunication Services	139,061
	Electric Utilities – 9.1%

3,100	Centrais Eletricas Brasileiras S.A., PFD B ADR	37,045

6,500	EDP – Energias de Portugal, S.A.	18,585

2,850	Electricite de France S.A.	60,304

1,205	Exelon Corporation	47,007

7,800	Federal Hydrogenerating, GDR	27,144

1,700	Korea Electric Power Corporation, Sponsored ADR, (2)	16,150
	Total Electric Utilities	206,235
	Electrical Equipment – 0.5%

630	Areva S.A., (2)	11,029
	Food Products – 1.3%

1,400	Smithfield Foods, Inc., (4)	29,344
	Health Care Providers & Services – 0.2%

1,000	Profarma Distribuidora de Produtos Farmaceuticos SA	5,000

24	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 1.0%

1,275	Orascom Development Holding AG	$21,633
	Household Durables – 0.8%

6,100	Oriental Weavers Company	19,172
	Insurance – 0.3%

400	MS&AD Insurance Group	7,430
	Leisure Equipment & Products – 0.4%

200	Sankyo Company Ltd.	9,669
	Marine – 0.4%

460	Stolt-Nielsen S.A.	8,239
	Metals & Mining – 16.6%

375	AngloGold Ashanti Limited, Sponsored ADR	12,893

1,585	Barrick Gold Corporation	64,082

8,400	Gran Colombia Gold Corporation, (2)	3,826

2,150	Impala Platinum Holdings Limited	41,847

2,340	Ivanhoe Mines Ltd., (2)	27,401

5,225	Kinross Gold Corporation	46,764

2,050	Newcrest Mining Limited	56,177

1,350	Newmont Mining Corporation	64,328

1,125	NovaGold Resources Inc., (2)	8,066

14,900	Polyus Gold International Limited, GDR, (3)	45,892

32,700	Village Main Reef Limited	7,109
	Total Metals & Mining	378,385
	Oil, Gas & Consumable Fuels – 12.3%

3,550	Arch Coal Inc.	34,648

2,925	Cameco Corporation	64,643

1,750	Chesapeake Energy Corporation	32,270

1,725	ERG S.P.A	12,992

3,325	Gazprom OAO, GDR	38,371

2,030	Nexen Inc.	39,281

180	Niko Resources Limited	7,584

97,000	PT Medco Energi Internasional Tbk	22,164

840	Suncor Energy, Inc.	27,754
	Total Oil, Gas & Consumable Fuels	279,707
	Pharmaceuticals – 0.4%

21,500	United Laboratories International Holdings Ltd	8,674
	Real Estate Management & Development – 0.9%

8,800	Emaar Propoerties PJSC	7,835

940	Solidere, GDR, 144A, (3)	12,878
	Total Real Estate Management & Development	20,713
	Software – 0.8%

575	Microsoft Corporation	18,412
	Tobacco – 1.0%

1,570	Eastern Tobacco Co.	23,452

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund (continued)

April 30, 2012

Shares	Description (1)				Value

	Wireless Telecommunication Services – 2.7%

5100	MTN Group Limited				$8,740

16,000	Orascom Telecom Holding SAE				8,786

245,000	SafariCom Limited				9,858

2,790	Turkcell Iletisim Hizmetleri A.S., ADR, (2)				34,482
	Total Wireless Telecommunication Services				61,866
	Total Common Stocks (cost $1,780,278)				1,458,032

Shares	Description (1)	Coupon		Ratings (5)	Value
	CONVERTIBLE PREFERRED SECURITIES – 1.3%

	Communications Equipment – 1.3%

37	Lucent Technologies Capital Trust I	7.750%		CCC	$28,675
	Total Convertible Preferred Securities (cost $22,286)				28,675

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CONVERTIBLE BONDS – 5.5%

	Biotechnology – 0.8%

$22	Dendreon Corporation, Convertible Bond	2.875%	1/15/16	N/R	$17,655
	Metals & Mining – 2.1%

56 CAD	First Uranium Corporation	4.250%	6/30/12	N/R	48,184
	Oil, Gas & Consumable Fuels – 1.9%

27 CAD	NAL Energy Corporation, Convertible Bond, 144A	6.250%	3/31/17	N/R	28,018

39	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	15,990
66	Total Oil, Gas & Consumable Fuels				44,008
	Pharmaceuticals – 0.7%

100 CNY	United Laboratories International Holdings Ltd.	7.500%	11/14/16	N/R	15,182
244	Total Convertible Bonds (cost $146,477)				125,029

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 5.8%

	Construction Materials – 2.9%

$100	C10 Capital (SPV) Limited, 144A	6.722%	12/31/16	B+	$66,000
	Metals & Mining – 1.1%

29	Banro Corporation, 144A	10.000%	3/01/17	N/R	25,665
	Oil, Gas & Consumable Fuels – 1.8%

47	Petroleos de Venezuela S.A.	5.000%	10/28/15	B+	40,091
$176	Total Corporate Bonds (cost $132,213)				131,756

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	MORTGAGE-BACKED SECURITIES – 7.9%

$201	Fannie Mae Guaranteed REMIC Pass Through Certificates, Series 2011-16 (I/O)	4.000%	3/25/26	Aaa	$15,146

107	Fannie Mae Multi-class Certificates, Series 2010-128 (I/O)	3.500%	11/25/25	Aaa	9,750

223	Fannie Mae Multi-class Certificates, Series 2010-70 (I/O)	4.500%	3/25/26	Aaa	9,100

26	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		MORTGAGE-BACKED SECURITIES (continued)

$182		Freddie Mac Multi-class Certificates, Series 2720 (I/O)	4.000%	1/15/24	AAA	$9,983

53		Freddie Mac Multi-class Certificates, Series 3621 (I/O)	4.000%	7/15/23	Aaa	2,957

62		Freddie Mac Multi-class Certificates, Series 3622 (I/O)	5.000%	11/15/39	Aaa	7,648

73		Freddie Mac Multi-class Certificates, Series 3766 (I/O)	3.500%	11/15/20	Aaa	6,163

262		Freddie Mac Multi-class Certificates, Series 3796 (I/O)	3.500%	2/15/24	Aaa	14,454

71		Freddie Mac Multi-class Certificates, Series 3804 (I/O)	3.500%	2/15/25	Aaa	5,701

201		Ginnie Mae Mortgage Pool, Series 2011-18 (I/O)	4.500%	9/20/40	Aaa	35,626

451		Government National Mortgage Association, Guaranteed REMIC Pass Through Securities and MX Securities Trust (I/O)	4.500%	7/20/39	Aaa	63,950
$1,886		Total Mortgage-Backed Securities (cost $269,569)				180,478

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value
		SOVEREIGN DEBT – 0.6%

		Nigeria – 0.6%

2,500	NGN	Nigerian Republic Treasury Bond	10.500%	3/18/14	BB–	$14,565
2,500	NGN	Total Sovereign Debt (cost $14,404)				14,565

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value
		STRUCTURED NOTES – 1.6%

$44		JP Morgan Chase & Company Reverse Exchangeable Notes, Linked to the Common Stock of Cameco Corporation	10.900%	5/18/12	N/R	$36,568
$44		Total Structured Notes (cost $44,000)				36,568

Shares		Description (1)				Value
		WARRANTS – 0.1%

1,392		Banro Corporation, Warrants, 144A				$1,601

3,376		Gran Colombia Gold Corporation				598
		Total Warrants (cost $2,667)				2,199

Principal Amount (000)		Description (1)	Coupon	Maturity		Value
		SHORT-TERM INVESTMENTS – 11.7%

$267		Repurchase Agreement with State Street Bank, dated 4/30/12, repurchase price $267,185, collateralized by $255,000 U.S. Treasury Notes, 2.625%, due 11/15/20, value $277,754	0.010%	5/01/12		$267,184
		Total Short-Term Investments (cost $267,184)				267,184
		Total Investments (cost $2,679,078) – 98.5%				2,244,486

Shares		Description (1)				Value
		COMMON STOCKS SOLD SHORT – (20.5)%

		Beverages – (2.9)%

(1,005)		Monster Beverage Corporation, (2)				$(65,285)
		Hotels, Restaurants & Leisure – (13.8)%

(293)		Chipotle Mexican Grill Inc., (2)				(121,346)

(680)		Panera Bread Company, (2)				(107,386)

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund (continued)

April 30, 2012

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

(1,505)	Starbucks Corporation	$(86,357)
	Total Hotels, Restaurants & Leisure	(315,088)
	Software – (1.6)%

(235)	Salesforce.com, Inc., (2)	(36,597)
	Specialty Retail – (2.2)%

(660)	Lululemon Athletica Inc., (2)	(48,932)
	Total Common Stocks Sold Short (proceeds $320,774)	(465,902)
	Other Assets Less Liabilities – 22.0% (6)	500,596
	Net Assets – 100%	$2,279,180

Investments in Derivatives at April 30, 2012

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (7)	Expiration Date	Strike Price	Value
(5)	PT Telekomunikasi Indonesia	$(17,500)	10/20/12	$35.0	$(1,163)
(7)	Smithfield Foods, Inc.	(14,000)	1/19/13	20.0	(2,047)
(7)	Smithfield Foods, Inc.	(15,750)	1/19/13	22.5	(1,155)
(19)	Total Call Options Written (premiums received $4,193)	$(47,250)			$(4,365)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$1,390,987	$67,045	$—	$1,458,032
Convertible Preferred Securities	—	28,675	—	28,675
Convertible Bonds	—	125,029	—	125,029
Corporate Bonds	—	131,756	—	131,756
Mortgage-Backed Securities	—	180,478	—	180,478
Sovereign Debt	—	14,565	—	14,565
Structured Notes	—	36,568	—	36,568
Warrants	598	1,601	—	2,199
Short-Term Investments:
Repurchase Agreements	—	267,184	—	267,184
Common Stocks Sold Short	(465,902)	—	—	(465,902)
Derivatives:
Call Options Written	(4,365)	—	—	(4,365)
Total	$921,318	$852,901	$—	$1,774,219
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

28	Nuveen Investments

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$456,747	$ —	$ —	$(456,747)	$ —	$ —

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of April 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$4,365

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments (excluding common stocks sold short and investments in derivatives) was $2,693,390.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short and investments in derivatives) at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$32,178
Depreciation	(481,082)
Net unrealized appreciation (depreciation) of investments	$(448,904)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Investment, or portion of investment, has been pledged as collateral for Call Options Written.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives at April 30, 2012.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

N/R	Not Rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

I/O	Interest only security.

CAD	Canadian Dollar

CNY	Chinese Yuan

NGN	Nigerian Naira

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.2%

	Capital Markets – 2.1%

302,334	Uranium Participation Corporation, (2)	$1,686,349
	Chemicals – 4.1%

183,000	Chugoku Marine Paints Limited	1,093,324

43,254	Mosaic Company	2,284,676
	Total Chemicals	3,378,000
	Electric Utilities – 6.3%

106,561	Centrais Eletricas Brasileiras S.A., PFD B ADR	1,280,756

101,607	Electricite de France S.A.	2,149,938

480,400	Federal Hydrogenerating, GDR	1,671,792
	Total Electric Utilities	5,102,486
	Electrical Equipment – 2.0%

93,229	Areva S.A., (2)	1,632,061
	Energy Equipment & Services – 2.7%

17,731	Transocean Ltd.	893,465

94,478	Weatherford International Ltd, (2)	1,348,201
	Total Energy Equipment & Services	2,241,666
	Food Products – 1.2%

1,851,085	Marine Harvest	949,648
	Machinery – 1.4%

187,000	Japan Steel Works Limited	1,142,986
	Metals & Mining – 36.7%

1,014,746	Alumina Limited	1,226,485

75,399	AngloGold Ashanti Limited, Sponsored ADR	2,592,218

51,501	Barrick Gold Corporation	2,082,185

845,292	CGA Mining Limited	1,839,731

95,728	Dundee Precious Metals Inc., (2)	745,203

4,482,612	Eastern Platinum Limited, (2)	1,724,343

164,585	Gold Fields Limited, Sponsored ADR	2,118,209

1,847,230	Gran Colombia Gold Corporation, (2)	841,477

87,090	Impala Platinum Holdings Limited	1,695,114

81,651	Ivanhoe Mines Ltd., (2)	956,133

313,694	Kinross Gold Corporation	2,807,561

128,404	Newcrest Mining Limited	3,518,691

196,774	NovaGold Resources Inc., (2)	1,410,870

1,115,356	Polyus Gold Company, Sponsored GDR	3,457,604

591,114	Saint Barbara Limited	1,410,437

106,920	Silver Standard Resources, Inc., (2)	1,541,786
	Total Metals & Mining	29,968,047
	Oil, Gas & Consumable Fuels – 39.7%

171,665	Arch Coal Inc.	1,675,450

679,275	Bankers Petroleum Limited, (2)	2,351,694

143,324	Cameco Corporation	3,167,460

137,200	Chesapeake Energy Corporation	2,529,968

49,438	CONSOL Energy Inc.	1,643,319

30	Nuveen Investments

Shares	Description (1)				Value

	Oil, Gas & Consumable Fuels (continued)

13,367	Devon Energy Corporation				$933,685

227,328	ERG S.P.A				1,712,202

143,464	Gazprom OAO, GDR				1,655,575

38,735	Hess Corporation				2,019,643

113,916	Nexen Inc.				2,204,275

71,511	Niko Resources Limited				3,012,894

30,089	Peabody Energy Corporation				936,069

79,979	Petrobras Argentina S.A., ADR				910,961

7,434,500	PT Medco Energi Internasional Tbk				1,698,760

1,087,391	Saras SpA				1,374,608

44,091	Southwestern Energy Company, (2)				1,392,394

28,786	Suncor Energy, Inc.				951,089

168,140	Talisman Energy Inc.				2,195,907
	Total Oil, Gas & Consumable Fuels				32,365,953
	Total Common Stocks (cost $90,619,594)				78,467,196

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 1.7%

	Metals & Mining – 1.7%

$1,573	Banro Corporation, 144A	10.000%	3/01/17	N/R	$1,392,105
$1,573	Total Corporate Bonds (cost $1,573,000)				1,392,105

Shares	Description (1)				Value
	WARRANTS – 0.2%

75,504	Banro Corporation, 144A				$86,830

494,112	Gran Colombia Gold Corporation				87,533
	Total Warrants (cost $365,198)				174,363

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 1.9%

$1,573	Repurchase Agreement with State Street Bank, dated 4/30/12, repurchase price $1,572,679, collateralized by $1,575,000 U.S. Treasury Bonds, 3.125%, due 11/15/41, value $1,604,964	0.010%	5/01/12		$1,572,678
	Total Short-Term Investments (cost $1,572,678)				1,572,678
	Total Investments (cost $94,130,470) – 100.0%				81,606,342
	Other Assets Less Liabilities – (0.0)%				(30,647)
	Net Assets – 100%				$81,575,695

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund (continued)

April 30, 2012

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$78,467,196	$—	$—	$78,467,196
Corporate Bonds	—	1,392,105	—	1,392,105
Warrants	87,533	86,830	—	174,363
Short-Term Investments:
Repurchase Agreements	—	1,572,678	—	1,572,678
Total	$78,554,729	$3,051,613	$—	$81,606,342

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$18,637,709	$ —	$ —	$(18,637,709)	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments was $95,875,063.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$1,685,244
Depreciation	(15,953,965)
Net unrealized appreciation (depreciation) of investments	$(14,268,721)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/R	Not Rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

32	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 98.9%

	Aerospace & Defense – 1.5%

467,256	Thales S.A.	$16,189,419
	Automobiles – 1.5%

197,057	Toyota Motor Corporation, Sponsored ADR	16,115,321
	Beverages – 2.6%

1,493,700	Coca Cola West Holdings Company	27,090,150
	Capital Markets – 2.0%

1,707,824	UBS AG	21,125,783
	Commercial Banks – 1.3%

4,561,000	Sumitomo Mitsui Trust Holdings Inc.	13,481,914
	Commercial Services & Supplies – 2.5%

2,994,000	Dai Nippon Printing Co., Ltd.	26,737,500
	Communications Equipment – 2.6%

1,089,709	LM Ericsson Telefonaktiebolget, Sponsored ADR	10,891,641

4,406,289	Nokia Corporation, ADR	16,082,955
	Total Communications Equipment	26,974,596
	Diversified Telecommunication Services – 9.1%

701,103	Belgacom S.A.	19,915,959

1,405,609	Nippon Telegraph and Telephone Corporation, ADR	31,696,483

153,542	PT Telekomunikasi Indonesia Tbk, ADR	5,559,756

29,136,150	Telecom Italia S.p.A.	27,382,949

575,682	Vivendi S.A.	10,641,755
	Total Diversified Telecommunication Services	95,196,902
	Electric Utilities – 4.5%

673,700	Centrais Eletricas Brasileiras S.A., PFD B ADR	8,050,715

744,380	Electricite de France S.A.	15,750,597

1,110,533	Eletrobras SA	9,496,466

1,521,745	Korea Electric Power Corporation, Sponsored ADR, (2)	14,456,578
	Total Electric Utilities	47,754,356
	Electrical Equipment – 4.1%

294,476	Alstom S.A.	10,516,749

608,318	Areva S.A., (2)	10,649,176

513,000	Mabuchi Motor Company Limited	21,621,305
	Total Electrical Equipment	42,787,230
	Electronic Equipment & Instruments – 1.7%

840,400	FujiFilm Holdings Corporation	17,967,971
	Food & Staples Retailing – 4.0%

1,290,444	Carrefour S.A.	25,921,345

544,800	Seven & I Holdings	16,533,697
	Total Food & Staples Retailing	42,455,042
	Food Products – 1.1%

21,768,800	Marine Harvest	11,167,877
	Household Durables – 2.5%

1,185,400	Panasonic Corporation	9,234,955

1,766,000	Sekisui House, Ltd.	16,478,833
	Total Household Durables	25,713,788

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

April 30, 2012

Shares	Description (1)	Value

	Industrial Conglomerates – 1.5%

173,603	Siemens AG, Sponsored ADR	$16,078,990
	Insurance – 6.4%

5,840,959	Ageas, DD	10,631,059

144,593	Allianz AG ORD Shares	16,111,867

455,350	Axis Capital Holdings Limited	15,491,007

1,342,600	MS&AD Insurance Group	24,938,324
	Total Insurance	67,172,257
	Internet & Catalog Retail – 1.0%

6,258,499	Home Retail Group	10,827,273
	Leisure Equipment & Products – 1.6%

341,600	Sankyo Company Ltd.	16,515,230
	Machinery – 1.0%

1,738,000	Japan Steel Works Limited	10,623,046
	Media – 1.5%

895,817	Wolters	15,462,744
	Metals & Mining – 15.5%

8,993,947	Alumina Limited	10,870,641

751,378	AngloGold Ashanti Limited, Sponsored ADR	25,832,376

924,554	Barrick Gold Corporation	37,379,719

1,537,822	Gold Fields Limited	19,565,644

278,018	Impala Platinum Holdings Limited	5,411,325

2,934,713	Kinross Gold Corporation	26,265,681

929,121	Newcrest Mining Limited	25,460,966

3,716,492	Polyus Gold International Limited, GDR, (3)	11,446,795
	Total Metals & Mining	162,233,147
	Oil, Gas & Consumable Fuels – 9.3%

1,216,858	Cameco Corporation	26,892,562

192,888	ERG S.P.A, WI/DD	1,452,804

1,422,224	Gazprom OAO, GDR	16,412,465

1,241,549	Nexen Inc.	24,023,973

345,820	Niko Resources Limited	14,570,055

1,066,347	Talisman Energy Inc.	13,926,492
	Total Oil, Gas & Consumable Fuels	97,278,351
	Personal Products – 2.1%

1,227,300	Shiseido Company, Limited	21,551,536
	Pharmaceuticals – 8.5%

583,188	AstraZeneca PLC	25,549,571

638,100	Daiichi Sankyo Company Limited	10,981,330

1,137,416	GlaxoSmithKline PLC	26,304,248

351,564	Sanofi S.A.	26,832,968
	Total Pharmaceuticals	89,668,117
	Semiconductors & Equipment – 1.5%

357,800	Rohm Company Limited	16,222,896
	Software – 1.5%

117,400	Nintendo Co., Ltd.	16,027,806

34	Nuveen Investments

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 1.7%

1,504,000	Wacoal Holdings Corporation	$17,462,525
	Wireless Telecommunication Services – 4.8%

2,178,697	SK Telecom Company Limited, ADR	29,455,983

7,585,840	Vodafone Group PLC	20,990,354
	Total Wireless Telecommunication Services	50,446,337
	Total Investments (cost $1,187,328,339) – 98.9%	1,038,328,104
	Other Assets Less Liabilities – 1.1%	11,471,225
	Net Assets – 100%	$1,049,799,329

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$1,026,881,309	$11,446,795	$—	$1,038,328,104
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ 619,097,018	$ —	$ —	$(619,097,018)	$ —	$ —

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

April 30, 2012

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments was $1,201,159,217.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$62,245,483
Depreciation	(225,076,596)
Net unrealized appreciation (depreciation) of investments	$(162,831,113)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

DD	Investment or portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

36	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 98.6%

	Automobiles – 1.5%

855	Toyota Motor Corporation, Sponsored ADR	$69,922
	Beverages – 5.1%

7,700	Coca Cola West Holdings Company	139,649

7,000	Kirin Holdings Co Ltd.	89,604
	Total Beverages	229,253
	Building Products – 1.4%

3,300	JS Group Corporation	65,016
	Capital Markets – 2.0%

24,000	Daiwa Securities Group Inc.	91,383
	Chemicals – 2.5%

19,000	Chugoku Marine Paints Limited	113,515
	Commercial Banks – 3.9%

18,000	77 Bank Limited	72,144

35,000	Sumitomo Mitsui Trust Holdings Inc.	103,457
	Total Commercial Banks	175,601
	Commercial Services & Supplies – 6.8%

7,000	Dai Nippon Printing Co., Ltd.	62,513

4,800	Duskin Company Limited	93,006

1,900	Secom Company	90,431

9,000	Toppan Printing Company Limited	61,210
	Total Commercial Services & Supplies	307,160
	Construction & Engineering – 2.0%

21,000	Obayashi Corporation	89,166
	Containers & Packaging – 1.6%

5,400	Toyo Seikan Kaisha	72,505
	Diversified Telecommunication Services – 2.8%

5,653	Nippon Telegraph and Telephone Corporation, ADR	127,475
	Electrical Equipment – 6.3%

9,900	Futaba Corporation	154,997

3,100	Mabuchi Motor Company Limited	130,655
	Total Electrical Equipment	285,652
	Electronic Equipment & Instruments – 5.4%

6,013	FujiFilm Holdings Corporation, ADR, (2)	126,153

700	Kyocera Corporation	68,913

6,200	Sanshin Electronics Company Limited, DD	47,137
	Total Electronic Equipment & Instruments	242,203
	Food & Staples Retailing – 3.2%

4,800	Seven & I Holdings	145,671
	Food Products – 4.0%

9,000	Nippon Meat Packers Inc.	115,544

1,800	Nissin Foods Holdings Company Limited	67,748
	Total Food Products	183,292
	Household Durables – 4.7%

15,574	Panasonic Corporation, ADR	119,141

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund (continued)

April 30, 2012

Shares	Description (1)	Value

	Household Durables (continued)

10,000	Sekisui House, Ltd.	$93,312
	Total Household Durables	212,453
	Insurance – 4.1%

6,700	MS&AD Insurance Group	124,450

3,000	NKSJ Holdings Inc.	62,187
	Total Insurance	186,637
	Leisure Equipment & Products – 2.5%

13	Fields Corporation	22,877

1,900	Sankyo Company Ltd.	91,859
	Total Leisure Equipment & Products	114,736
	Machinery – 3.6%

7,000	Amada Company Limited	47,871

7,000	Japan Steel Works Limited, DD	42,786

11,000	Organo Corporation	71,919
	Total Machinery	162,576
	Media – 3.1%

1,160	Hakuhodo DY Holdings Inc.	72,791

44	TV Asahi Corporation	65,857
	Total Media	138,648
	Oil, Gas & Consumable Fuels – 2.3%

18,600	JX Holdings Inc.	105,534
	Personal Products – 5.8%

5,200	KAO Corporation	139,835

7,000	Shiseido Company, Limited	122,921
	Total Personal Products	262,756
	Pharmaceuticals – 6.6%

2,300	Astellas Pharma Inc.	93,481

6,200	Daiichi Sankyo Company Limited	106,698

3,300	Kissei Pharmaceuticals Company Limited	60,180

900	Takeda Pharmaceuticals	39,285
	Total Pharmaceuticals	299,644
	Real Estate Management & Development – 2.0%

7,000	Daiwa House Industry Company Limited	90,656
	Road & Rail – 2.1%

700	East Japan Railway Company	43,662

1,200	West Japan Railway Company	49,374
	Total Road & Rail	93,036
	Semiconductors & Equipment – 2.5%

2,500	Rohm Company Limited	113,352
	Software – 2.4%

800	Nintendo Co., Ltd.	109,218
	Textiles, Apparel & Luxury Goods – 2.6%

10,000	Wacoal Holdings Corporation	116,107
	Trading Companies & Distributors – 1.9%

5,500	Mitsui & Company Limited	86,385

38	Nuveen Investments

Shares	Description (1)	Value

	Transportation Infrastructure – 0.9%

5,000	Kamigumi Company Limited	$40,267
	Wireless Telecommunication Services – 3.0%

8,033	NTT DoCoMo Inc., Sponsored ADR	137,524
	Total Investments (cost $4,413,686) – 98.6%	4,467,343
	Other Assets Less Liabilities – 1.4%	64,392
	Net Assets – 100%	$4,531,735

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stock*	$4,341,190	$126,153	$—	$4,467,343
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ 3,682,901	$ —	$ —	$(3,682,901)	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund (continued)

April 30, 2012

At April 30, 2012, the cost of investments was $4,542,281.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$309,687
Depreciation	(384,625)
Net unrealized appreciation (depreciation) of investments	$(74,938)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

DD	Investment or portion of investment purchased on a delayed delivery basis.

ADR	American Depositary Receipt.

40	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Small-Cap Opportunities Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 88.3%

	Aerospace & Defense – 2.8%

647	Alliant Techsystems Inc.	$34,485

3,579	Finmeccanica SPA	15,378
	Total Aerospace & Defense	49,863
	Airlines – 1.1%

2,301	Skywest Inc.	20,686
	Beverages – 1.8%

2,400	Britvic PLC	14,887

1,000	Coca Cola West Holdings Company	18,136
	Total Beverages	33,023
	Biotechnology – 0.5%

700	Dendreon Corporation	8,155
	Capital Markets – 5.7%

12,575	EFG – Hermes Holdings SAE	27,895

11,357	GP Investments Ltd., GDR, DD	27,050

490	Mirae Asset Securities Company Limited	15,002

5,869	Uranium Participation Corporation, (2)	32,736
	Total Capital Markets	102,683
	Chemicals – 2.0%

6,000	Chugoku Marine Paints Limited	35,847
	Commercial Banks – 1.3%

536	Laurentian Bank of Canada	23,890
	Commercial Services & Supplies – 1.5%

7,066	Downer EDI Limited	26,578
	Construction & Engineering – 3.8%

1,188	Layne Christensen Company, (2)	24,413

5,331	Murray & Roberts Holdings Limited	19,607

812	Shaw Group Inc., (2)	24,579
	Total Construction & Engineering	68,599
	Construction Materials – 2.0%

7,141	India Cements Limited, GDR	11,383

3,448	India Cements Limited, GDR, WI/DD, (3)	5,545

96,000	Luks Group Vietnam Holdings Company Limited	19,797
	Total Construction Materials	36,725
	Containers & Packaging – 1.4%

6,089	Cascades Inc.	26,135
	Electric Utilities – 1.8%

377	IDACORP, INC	15,359

634	Portland General Electric Company	16,376
	Total Electric Utilities	31,735
	Electronic Equipment & Instruments – 4.2%

2,623	Ingram Micro, Inc., Class A, (2)	51,044

460	Tech Data Corporation, (2)	24,743
	Total Electronic Equipment & Instruments	75,787

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Small-Cap Opportunities Fund (continued)

April 30, 2012

Shares	Description (1)	Value

	Food Products – 7.8%

4,000	BrasilAgro Companhia Brasileira de Propriedades Agricolas	$15,864

2,770	Cresud S.A.C.I.F.y.A., ADR	26,260

2,087	Dean Foods Company, (2)	25,628

1,440	Fresh Del Monte Produce Inc.	33,365

1,224	Industrias Bachoco S.A.B. de C.V., ADR	25,276

29,283	Marine Harvest	15,023
	Total Food Products	141,416
	Health Care Providers & Services – 1.9%

6,800	Profarma Distribuidora de Produtos Farmaceuticos SA	33,997
	Hotels, Restaurants & Leisure – 2.9%

1,882	OPAP SA	16,816

2,120	Orascom Development Holding AG, DD	35,970
	Total Hotels, Restaurants & Leisure	52,786
	Household Durables – 0.9%

4,426	Gafisa S.A., ADR	16,288
	Insurance – 3.3%

401	Endurance Specialty Holdings Limited	16,112

4,380	Old Republic International Corporation	43,581
	Total Insurance	59,693
	Internet & Catalog Retail – 0.9%

9,871	Home Retail Group	17,077
	Marine – 1.4%

1,377	Stolt-Nielsen S.A.	24,663
	Metals & Mining – 10.1%

5,768	Alumina Limited, Sponsored ADR	27,456

14,332	CGA Mining Limited	31,193

65,326	Eastern Platinum Limited, (2)	25,129

44,508	Gran Colombia Gold Corporation, (2)	20,275

4,112	NovaGold Resources Inc., (2)	29,483

6,693	Saint Barbara Limited	15,970

2,208	Silver Standard Resources, Inc., (2)	31,839
	Total Metals & Mining	181,345
	Oil, Gas & Consumable Fuels – 16.6%

4,429	Arch Coal Inc.	43,227

11,703	Bankers Petroleum Limited, (2)	40,517

6,337	ERG S.P.A	47,729

1,050	Goodrich Petroleum Corporation, (2)	17,609

1,144	Niko Resources Limited	48,199

2,842	Petrobras Argentina S.A., ADR	32,370

172,500	PT Medco Energi Internasional Tbk	39,416

24,244	Saras SpA	30,648
	Total Oil, Gas & Consumable Fuels	299,715
	Paper & Forest Products – 0.5%

578	Glatfelter	9,005

42	Nuveen Investments

Shares	Description (1)				Value

	Pharmaceuticals – 4.7%

375	EGIS PLC				$25,101

1,440	Pharmstandard OJSC, 144A, GDR, (3)				25,200

83,500	United Laboratories International Holdings Ltd				33,686
	Total Pharmaceuticals				83,987
	Professional Services – 2.0%

3,108	CBIZ Inc., (2)				18,866

385	Manpower Inc.				16,401
	Total Professional Services				35,267
	Real Estate Management & Development – 1.0%

16,700	KLCC Property Holdings Berhad, DD				18,709
	Specialty Retail – 1.9%

5,183	Office Depot, Inc., (2)				15,756

1,720	Rona Inc.				18,455
	Total Specialty Retail				34,211
	Wireless Telecommunication Services – 2.5%

1,268	NII Holdings Inc., Class B, (2)				17,745

682,200	SafariCom Limited				27,451
	Total Wireless Telecommunication Services				45,196
	Total Common Stocks (cost $1,608,618)				1,593,061

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 2.6%

	Metals & Mining – 0.6%

12 CAD	First Uranium Corporation	4.250%	6/30/12	N/R	$10,325
	Oil, Gas & Consumable Fuels – 2.0%

16 CAD	NAL Energy Corporation, Convertible Bond, 144A	6.250%	3/31/17	N/R	16,603

$48	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	19,680

64	Total Oil, Gas & Consumable Fuels				36,283
76	Total Convertible Bonds (cost $52,332)				46,608

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 0.7%

	Metals & Mining – 0.7%

$15	Banro Corporation, 144A	10.000%	3/01/17	N/R	$13,275
$15	Total Corporate Bonds (cost $15,000)				13,275

Shares	Description (1)				Value
	WARRANTS – 1.5%

720	Banro Corporation, 144A				$828

11,604	HSBC Bank PLC LEPO, United Phosphorus Limited, 144A, WI/DD, (5)				25,529
	Total Warrants (cost $25,488)				26,357

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Small-Cap Opportunities Fund (continued)

April 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 11.1%

$201	Repurchase Agreement with State Street Bank, dated 4/30/12, repurchase price $200,613, collateralized by $205,000 U.S. Treasury Bonds, 3.125%, due 11/15/41, value $208,900	0.010%	5/01/12	$200,612
	Total Short-Term Investments (cost $200,612)			200,612
	Total Investments (cost $1,902,050) – 104.2%			1,879,913
	Other Assets Less Liabilities – (4.2)%			(75,315)
	Net Assets – 100%			$1,804,598

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$1,562,316	$30,745	$—	$1,593,061
Convertible Bonds	—	46,608	—	46,608
Corporate Bonds	—	13,275	—	13,275
Warrants	—	828	25,529	26,357
Short-Term Investments:
Repurchase Agreements	—	200,612	—	200,612
Total	$1,562,316	$292,068	$25,529	$1,879,913
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Warrants
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	40
Purchases at cost	25,488
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$25,528

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

44	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments was $1,897,498.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$86,527
Depreciation	(104,112)
Net unrealized appreciation (depreciation) of investments	$(17,585)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

WI/DD	Purchased on a when-issued or delayed delivery basis.

N/R	Not Rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

DD	Investment or portion of investment purchased on a delayed delivery basis.

GDR	Global Depositary Receipt.

CAD	Canadian Dollar

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.5%

	Beverages – 3.1%

427,485	Coca-Cola Company	$32,625,655
	Capital Markets – 2.1%

113,895	BlackRock Inc.	21,820,004
	Commercial Banks – 2.2%

382,980	Cullen/Frost Bankers, Inc.	22,580,501
	Communications Equipment – 5.2%

513,900	Motorola Solutions Inc.	26,224,317

432,405	QUALCOMM, Inc.	27,604,735
	Total Communications Equipment	53,829,052
	Computers & Peripherals – 1.8%

32,400	Apple, Inc.	18,929,376
	Diversified Financial Services – 2.9%

706,205	JPMorgan Chase & Co.	30,352,691
	Diversified Telecommunication Services – 2.8%

873,465	AT&T Inc.	28,745,733
	Electric Utilities – 4.3%

230,000	ITC Holdings Corporation	17,815,800

421,445	NextEra Energy Inc.	27,119,986
	Total Electric Utilities	44,935,786
	Electrical Equipment – 1.6%

316,160	Emerson Electric Company	16,611,046
	Energy Equipment & Services – 2.6%

676,000	Seadrill Limited	26,451,880
	Food Products – 2.1%

392,800	McCormick & Company, Incorporated	21,961,448
	Gas Utilities – 2.1%

251,800	ONEOK, Inc.	21,627,102
	Health Care Providers & Services – 2.1%

582,800	AmerisourceBergen Corporation	21,685,988
	Hotels, Restaurants & Leisure – 2.9%

412,800	YUM! Brands, Inc.	30,022,944
	Household Durables – 1.9%

898,300	Leggett and Platt Inc.	19,555,991
	Household Products – 1.8%

300,545	Procter & Gamble Company	19,126,684
	Insurance – 1.4%

330,875	AFLAC Incorporated	14,902,610
	IT Services – 8.0%

488,900	Accenture Limited	31,754,055

637,200	Fidelity National Information Services	21,454,524

143,435	International Business Machines Corporation (IBM)	29,702,520
	Total IT Services	82,911,099

46	Nuveen Investments

Shares	Description (1)			Value

	Machinery – 5.1%

183,800	Caterpillar Inc.			$18,889,126

408,400	Eaton Corporation			19,676,712

324,567	PACCAR Inc.			13,943,398
	Total Machinery			52,509,236
	Media – 2.5%

320,000	Time Warner Cable, Class A			25,744,000
	Metals & Mining – 2.7%

865,769	Southern Copper Corporation			28,466,485
	Oil, Gas & Consumable Fuels – 9.8%

279,710	Chevron Corporation			29,805,898

488,255	EQT Corporation			24,324,864

564,550	Kinder Morgan, Inc.			20,267,345

383,885	Royal Dutch Shell PLC, Class A, Sponsored ADR			27,463,133
	Total Oil, Gas & Consumable Fuels			101,861,240
	Pharmaceuticals – 7.2%

356,635	Abbott Laboratories			22,132,768

151,400	Novo-Nordisk A/S			22,258,828

1,327,900	Pfizer Inc.			30,448,747
	Total Pharmaceuticals			74,840,343
	Road & Rail – 2.2%

201,100	Union Pacific Corporation			22,611,684
	Semiconductors & Equipment – 2.8%

812,390	Microchip Technology Incorporated			28,709,863
	Software – 2.9%

936,700	Microsoft Corporation			29,993,134
	Textiles, Apparel & Luxury Goods – 2.8%

187,375	VF Corporation			28,490,369
	Thrifts & Mortgage Finance – 2.2%

1,720,790	New York Community Bancorp Inc.			23,213,457
	Tobacco – 5.4%

197,145	Lorillard Inc.			26,671,747

326,175	Philip Morris International			29,195,924
	Total Tobacco			55,867,671
	Total Common Stocks (cost $890,822,433)			1,000,983,072

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.5%

$36,527	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/12, repurchase price $36,526,510, collateralized by $25,030,000 U.S. Treasury Notes, 6.125%, due 11/15/27, value $37,263,413	0.010%	5/01/12	$36,526,500
	Total Short-Term Investments (cost $36,526,500)			36,526,500
	Total Investments (cost $927,348,933) – 100.0%			1,037,509,572
	Other Assets Less Liabilities – (0.0)%			(504,252)
	Net Assets – 100%			$1,037,005,320

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

April 30, 2012

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,000,983,072	$—	$—	$1,000,983,072
Short-Term Investments:
Repurchase Agreements	—	36,526,000	—	36,526,000
Total	$1,000,983,072	$36,526,000	$—	$1,037,509,572

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments was $927,877,917.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$113,154,201
Depreciation	(3,522,546)
Net unrealized appreciation (depreciation) of investments	$109,631,655

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

48	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 94.7%

	Aerospace & Defense – 3.9%

2,800	Precision Castparts Corporation	$493,836

10,135	United Technologies Corporation	827,421
	Total Aerospace & Defense	1,321,257
	Beverages – 1.8%

9,200	PepsiCo, Inc.	607,200
	Biotechnology – 2.2%

14,280	Gilead Sciences, Inc., (2)	742,703
	Capital Markets – 1.9%

10,200	T. Rowe Price Group Inc.	643,773
	Chemicals – 7.1%

11,800	Ecolab Inc.	751,542

8,515	Monsanto Company	648,673

8,775	Praxair, Inc.	1,015,268
	Total Chemicals	2,415,483
	Commercial Banks – 1.9%

19,200	Wells Fargo & Company	641,856
	Communications Equipment – 3.9%

28,100	Juniper Networks Inc., (2)	602,183

11,315	QUALCOMM, Inc.	722,350
	Total Communications Equipment	1,324,533
	Computers & Peripherals – 3.1%

36,900	EMC Corporation, (2)	1,040,949
	Construction & Engineering – 2.0%

15,100	Chicago Bridge & Iron Company N.V.	670,742
	Distributors – 1.0%

10,400	LKQ Corporation	347,880
	Electrical Equipment – 1.6%

10,200	Emerson Electric Company	535,908
	Electronic Components – 2.0%

11,615	Amphenol Corporation, Class A	675,296
	Energy Equipment & Services – 4.3%

8,300	National-Oilwell Varco Inc.	628,808

11,155	Schlumberger Limited	827,032
	Total Energy Equipment & Services	1,455,840
	Food & Staples Retailing – 1.8%

7,100	Costco Wholesale Corporation	626,007
	Health Care Equipment & Supplies – 4.3%

10,800	Covidien PLC	596,484

5,900	Stryker Corporation	321,963

8,500	Varian Medical Systems, Inc., (2)	539,070
	Total Health Care Equipment & Supplies	1,457,517
	Health Care Providers & Services – 1.9%

11,760	Express Scripts, Holding Company	656,090

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

April 30, 2012

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 2.2%

7,485	McDonald’s Corporation	$729,413
	Internet Software & Services – 3.3%

11,300	Akamai Technologies, Inc., (2)	368,380

1,225	Google Inc., Class A, (2)	741,407
	Total Internet Software & Services	1,109,787
	IT Services – 5.2%

13,510	Accenture Limited	877,475

7,300	Visa Inc.	897,754
	Total IT Services	1,775,229
	Life Sciences Tools & Services – 1.1%

4,600	Waters Corporation, (2)	386,906
	Machinery – 2.4%

23,200	Donaldson Company, Inc.	804,112
	Media – 2.5%

15,900	Discovery Communications inc., Class A Shares, (2)	865,278
	Oil, Gas & Consumable Fuels – 3.6%

7,200	Continental Resources Inc., (2)	642,600

6,200	Occidental Petroleum Corporation	565,564
	Total Oil, Gas & Consumable Fuels	1,208,164
	Personal Products – 4.4%

12,200	Herbalife, Limited	857,904

12,100	Nu Skin Enterprises, Inc., Class A	644,930
	Total Personal Products	1,502,834
	Pharmaceuticals – 4.0%

8,755	Allergan, Inc.	840,480

11,660	Teva Pharmaceutical Industries Limited, Sponsored ADR	533,328
	Total Pharmaceuticals	1,373,808
	Professional Services – 1.1%

3,600	IHS Inc., (2)	363,852
	Real Estate Investment Trust – 2.3%

12,100	American Tower REIT Inc.	793,518
	Road & Rail – 2.0%

9,355	Norfolk Southern Corporation	682,260
	Semiconductors & Equipment – 3.7%

15,700	Altera Corporation	558,449

18,800	Broadcom Corporation, Class A, (2)	688,080
	Total Semiconductors & Equipment	1,246,529
	Software – 4.9%

12,500	BMC Software, Inc., (2)	515,750

10,800	Check Point Software Technology Limited, (2)	627,804

9,200	Intuit, Inc., (2)	533,324
	Total Software	1,676,878
	Specialty Retail – 3.9%

15,190	Ross Stores, Inc.	935,552

4,100	Tractor Supply Company	403,481
	Total Specialty Retail	1,339,033

50	Nuveen Investments

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 3.4%

7,000	Deckers Outdoor Corporation, (2)			$357,070

7,215	Nike, Inc., Class B			807,141
	Total Textiles, Apparel & Luxury Goods			1,164,211
	Total Common Stocks (cost $23,417,625)			32,184,846

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.9%

$1,333	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/12, repurchase price $1,332,795, collateralized by $915,000 U.S. Treasury Notes, 6.125%, due 11/15/27, value $1,362,206	0.010%	5/01/12	$1,332,794
	Total Short-Term Investments (cost $1,332,794)			1,332,794
	Total Investments (cost $24,750,419) – 98.6%			33,517,640
	Other Assets Less Liabilities – 1.4%			472,096
	Net Assets – 100%			$33,989,736

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$32,184,846	$—	$—	$32,184,846
Short-Term Investments:
Repurchase Agreements	—	1,332,794	—	1,332,794
Total	$32,184,846	$1,332,794	$—	$33,517,640

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments was $25,163,341.

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

April 30, 2012

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$9,099,127
Depreciation	(744,828)
Net unrealized appreciation (depreciation) of investments	$8,354,299

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

52	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Growth Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.5%

	Aerospace & Defense – 2.2%

600	Empresa Brasileira de Aeronautica S.A.	$20,784

130	Precision Castparts Corporation	22,928
	Total Aerospace & Defense	43,712
	Air Freight & Logistics – 1.1%

250	FedEx Corporation	22,060
	Auto Components – 1.9%

225	BorgWarner Inc., (2)	17,784

200	Continental AG	19,384
	Total Auto Components	37,168
	Automobiles – 1.0%

1,800	Nissan Motor	18,848
	Beverages – 0.9%

225	Fomento Economico Mexicano S.A.	18,284
	Biotechnology – 2.7%

250	Celgene Corporation, (2)	18,230

340	Cepheid, Inc., (2)	13,059

650	BioGaia AB, Class B Shares	21,469
	Total Biotechnology	52,758
	Building Products – 0.5%

125	Zehnder Group AG	9,193
	Chemicals – 1.2%

200	Praxair, Inc.	23,140
	Commercial Banks – 2.2%

4,100	Barclays PLC	14,522

875	Wells Fargo & Company	29,251
	Total Commercial Banks	43,773
	Commercial Services & Supplies – 1.1%

309	Aggreko PLC	11,288

475	Black Diamond Group Limited	9,809
	Total Commercial Services & Supplies	21,097
	Communications Equipment – 3.6%

1,020	Juniper Networks Inc., (2)	21,859

1,900	Ericcson LM, Class B Shares	18,827

465	QUALCOMM, Inc.	29,686
	Total Communications Equipment	70,372
	Computers & Peripherals – 5.0%

80	Apple, Inc.	46,739

1,125	EMC Corporation, (2)	31,736

500	Network Appliance, Inc., (2)	19,415
	Total Computers & Peripherals	97,890
	Construction & Engineering – 1.7%

425	Chicago Bridge & Iron Company N.V.	18,879

500	JGC Corporation	14,479
	Total Construction & Engineering	33,358

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Growth Fund (continued)

April 30, 2012

Shares	Description (1)	Value

	Construction Materials – 0.4%

4,500	Indocement Tunggal Prakarsa Tbk PT	$8,838
	Distributors – 1.1%

650	LKQ Corporation	21,743
	Diversified Financial Services – 1.0%

183,000	Metro Pacific Investments Corporation	19,462
	Electrical Equipment – 1.1%

290	Rockwell Automation, Inc.	22,429
	Energy Equipment & Services – 5.0%

375	Ensco PLC	20,494

350	National-Oilwell Varco Inc.	26,516

275	Saipem S.p.A	13,585

305	Schlumberger Limited	22,613

450	ShawCor Limited, Class A Shares	14,554
	Total Energy Equipment & Services	97,762
	Food & Staples Retailing – 3.0%

300	Tsuruha Holdings Inc.	18,036

280	PriceSmart, Inc.	23,111

205	Whole Foods Market, Inc.	17,029
	Total Food & Staples Retailing	58,176
	Food Products – 2.7%

500	Hain Celestial Group Inc., (2)	23,650

29,000	PT Perusahaan Perkebunan London, Sumatra and Indonesia Tbk	9,230

13,000	Universal Robina Corporation	20,014
	Total Food Products	52,894
	Health Care Equipment & Supplies – 0.7%

525	Volcano Corporation	14,254
	Health Care Providers & Services – 1.7%

585	Express Scripts, Inc., (2)	32,637
	Health Care Technology – 1.5%

373	Cerner Corporation, (2)	30,247
	Hotels, Restaurants & Leisure – 2.4%

2,600	Dominos Pizza Inc.	18,545

9,000	Galaxy Entertainment Group Limited	28,188
	Total Hotels, Restaurants & Leisure	46,733
	Household Durables – 2.7%

16,000	Gudang Garam Tbk PT	19,323

440	SodaStream International Limited, (2)	15,114

300	Tupperware Corporation	18,687
	Total Household Durables	53,124
	Insurance – 1.0%

1,400	Manulife Financial Corporation	19,147
	Internet Software & Services – 3.4%

525	Akamai Technologies, Inc., (2)	17,115

300	Open Text Corporation	16,797

1,500	Telecity Group PLC	19,645

400	Tencent Holdings Limited	12,580
	Total Internet Software & Services	66,137

54	Nuveen Investments

Shares	Description (1)	Value

	IT Services – 1.0%

160	Visa Inc.	$19,677
	Machinery – 5.9%

90	Fanuc Limited	15,319

450	Kennametal Inc.	19,004

850	Komatsu, Ltd., Sponsored ADR	24,646

900	Nabtesco Corporation	19,411

275	GEA Group AG	9,075

4,000	Mitsubishi Heavy Industries Limited	18,236

395	Weir Group PLC	10,930
	Total Machinery	116,621
	Media – 2.1%

400	Discovery Communications inc., Class A Shares, (2)	21,768

825	Imax Corporation, (2)	19,775
	Total Media	41,543
	Metals & Mining – 2.2%

1,250	Hitachi Metals Limited	15,688

550	Pretium Resources Inc., (2)	9,292

1,275	Yamana Gold Inc.	18,702
	Total Metals & Mining	43,682
	Multiline Retail – 1.0%

395	Dollar General Corporation, (2)	18,747
	Oil, Gas & Consumable Fuels – 2.8%

300	Continental Resources Inc., (2)	26,775

925	Hoegh LNG Holdings Limited	7,451

180	Pioneer Natural Resources Company	20,848
	Total Oil, Gas & Consumable Fuels	55,074
	Personal Products – 2.7%

500	Herbalife, Limited	35,160

350	Nu Skin Enterprises, Inc., Class A	18,655
	Total Personal Products	53,815
	Pharmaceuticals – 6.5%

225	Allergan, Inc.	21,600

1,250	Elan Corporation PLC, (2)	17,238

165	Novo Nordisk A/S	24,338

46,000	PT Kalbe Farma Tbl	20,146

725	Shire Pharmaceuticals Group PLC	23,650

425	UCB SA	19,850
	Total Pharmaceuticals	126,822
	Professional Services – 1.2%

500	Brunel International NV	23,416
	Real Estate Investment Trust – 1.3%

400	American Tower REIT Inc.	26,232
	Real Estate Management & Development – 3.4%

40,600	Ayala Land Inc.	20,627

229,000	Ciptura Development Tbk PT	18,937

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Growth Fund (continued)

April 30, 2012

Shares	Description (1)			Value

	Real Estate Management & Development (continued)

24,000	Robinson’s Land Company			$9,846

45,000	SM Prime Holdings Inc.			17,800
	Total Real Estate Management & Development			67,210
	Semiconductors & Equipment – 1.7%

400	Altera Corporation			14,228

500	Broadcom Corporation, Class A, (2)			18,300
	Total Semiconductors & Equipment			32,528
	Software – 2.1%

325	Check Point Software Technology Limited, (2)			18,892

375	Red Hat, Inc., (2)			22,354
	Total Software			41,246
	Specialty Retail – 1.7%

10,500	Indomobil Suskes International Ptk PT			20,279

200	Tiffany & Co.			13,692
	Total Specialty Retail			33,971
	Textiles, Apparel & Luxury Goods – 3.9%

675	Burberry Group PLC			16,268

150	Deckers Outdoor Corporation, (2)			7,651

175	LVMH Moet Hennessy			28,991

625	Mulberry Group PLC			23,532
	Total Textiles, Apparel & Luxury Goods			76,442
	Tobacco – 1.8%

3	Japan Tobacco, Inc.			16,665

3,000	PT Gudang Garam Tbk			19,324
	Total Tobacco			35,989
	Trading Companies & Distributors – 0.9%

4,500	Ashtead Group PLC			18,148
	Transportation Infrastructure – 0.9%

32,000	Jasa Marga Tbk PT			18,628
	Wireless Telecommunication Services – 0.6%

1,000	China Mobile Limited			11,084
	Total Common Stocks (cost $1,643,141)			1,896,107

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 7.3%

$143	Repurchase Agreement with State Street Bank, dated 4/30/12, repurchase price $143,624, collateralized by $145,000 U.S. Treasury Notes, 3.125%, due 11/15/41, value $147,759	0.010%	5/01/12	$143,623
	Total Short-Term Investments (cost $143,623)			143,623
	Total Investments (cost $1,786,764) – 103.8%			2,039,730
	Other Assets Less Liabilities – (3.8)%			(74,631)
	Net Assets – 100%			$1,965,099

56	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,896,107	$—	$—	$1,896,107
Short-Term Investments:
Repurchase Agreements	—	143,623	—	143,623
Total	$1,896,107	$143,623	$—	$2,039,730

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments was $1,786,764.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$288,969
Depreciation	(36,003)
Net unrealized appreciation (depreciation) of investments	$252,966

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Growth Fund

April 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 98.8%

	Aerospace & Defense – 1.2%

7,500	Empresa Brasileira de Aeronautica S.A.	$259,800
	Auto Components – 1.0%

2,300	Continental AG	222,919
	Automobiles – 2.3%

22,200	Nissan Motor	232,455

9,100	Tata Motors Limited	270,725
	Total Automobiles	503,180
	Beverages – 2.1%

3,300	Anheuser-Busch InBev	239,646

2,700	Fomento Economico Mexicano S.A.	219,402
	Total Beverages	459,048
	Biotechnology – 1.1%

7,200	BioGaia AB, Class B Shares	237,811
	Building Products – 1.1%

3,200	Zehnder Group AG	235,333
	Chemicals – 1.0%

2,400	Arkema	212,565
	Commercial Banks – 1.8%

65,500	Barclays PLC	232,000

6,700	Standard Chartered PLC	163,754
	Total Commercial Banks	395,754
	Commercial Services & Supplies – 2.2%

6,600	Aggreko PLC	241,108

11,500	Black Diamond Group Limited	237,485
	Total Commercial Services & Supplies	478,593
	Communications Equipment – 1.3%

29,600	Ericsson LM, Class B Shares	293,300
	Construction & Engineering – 0.9%

7,200	JGC Corporation	208,497
	Construction Materials – 1.1%

117,500	Indocement Tunggal Prakarsa Tbk PT	230,768
	Diversified Financial Services – 1.2%

2,471,000	Metro Pacific Investments Corporation	262,785
	Diversified Telecommunication Services – 1.5%

3,291,000	Jasmine International PLC, (3)	338,197
	Electrical Equipment – 0.9%

2,300	Nidec Corporation	207,415
	Energy Equipment & Services – 4.2%

10,600	Aker Solutions ASA	180,126

4,300	Ensco PLC	234,995

5,500	Saipem S.p.A	271,703

7,000	ShawCor Limited, Class A Shares	226,401
	Total Energy Equipment & Services	913,225
	Food & Staples Retailing – 2.7%

5,300	Alimentation Couche-Tard B Shares	229,898

58	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

4,000	Tsuruha Holdings, Inc.	$240,481

4,000	Seven & I Holdings	121,393
	Total Food & Staples Retailing	591,772
	Food Products – 3.5%

5,100	Kerry Group PLC, Class A Shares	230,677

700,000	PT Perusahaan Perkebunan London, Sumatra and Indonesia Tbk	222,784

198,600	Universal Robina Corporation	305,756
	Total Food Products	759,217
	Health Care Equipment & Supplies – 1.1%

8,800	Carl Zeiss Meditec AG	244,911
	Health Care Providers & Services – 1.0%

6,500	Orpea	218,070
	Health Care Technology – 2.3%

30	So-net M3, Inc.	140,155

3,985	SXC Health Solutions Corporation, (2)	360,961
	Total Health Care Technology	501,116
	Hotels, Restaurants & Leisure – 5.0%

45,300	Dominos Pizza Inc.	323,109

132,000	Galaxy Entertainment Group Limited, (2)	413,422

2,600	Hotel Shilla Company Limited	121,703

9,600	Intercontinental Hotels Group PLC, ADR	229,248
	Total Hotels, Restaurants & Leisure	1,087,482
	Household Durables – 3.1%

283,500	Techtronic Industries Company Limited	342,379

10,100	SodaStream International Limited, (2)	346,935
	Total Household Durables	689,314
	Insurance – 1.6%

25,000	Manulife Financial Corporation	341,904
	Internet & Catalog Retail – 0.7%

72,800	Ocado Group PLC, (2)	153,355
	Internet Software & Services – 3.8%

3,650	Open Text Corporation	204,364

29,890	Telecity Group PLC	391,463

7,300	Tencent Holdings Limited	229,576
	Total Internet Software & Services	825,403
	IT Services – 2.3%

14,200	Interxion Holdings NV	284,994

12,500	WireCard AG	231,648
	Total IT Services	516,642
	Life Sciences Tools & Services – 1.2%

2,205	Eurofins Scientific	260,528
	Machinery – 6.0%

1,325	Fanuc Limited	225,535

9,700	Komatsu, Ltd., Sponsored ADR	281,256

10,500	Nabtesco Corporation	226,465

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Growth Fund (continued)

April 30, 2012

Shares	Description (1)	Value

	Machinery (continued)

5,100	GEA Group AG	$168,299

47,000	Mitsubishi Heavy Industries Limited	214,279

7,105	Weir Group PLC	196,598
	Total Machinery	1,312,432
	Media – 2.6%

10,300	Imax Corporation, (2)	246,891

1,310,500	Media Nusantara Citra Tbk PT	320,834
	Total Media	567,725
	Metals & Mining – 2.5%

9,000	Hitachi Metals Limited	112,951

9,300	Pretium Resources Inc., (2)	157,126

18,625	Yamana Gold Inc.	273,196
	Total Metals & Mining	543,273
	Multiline Retail – 2.0%

7,750	Dollarama Inc.	431,336
	Oil, Gas & Consumable Fuels – 1.7%

24,000	Hoegh LNG Holdings Limited	193,327

7,100	Tullow Oil PLC	176,757
	Total Oil, Gas & Consumable Fuels	370,084
	Pharmaceuticals – 7.5%

17,400	Elan Corporation PLC, (2)	239,946

114,300	Genomma Lab Internacional SAB de CV	200,943

2,270	Novo Nordisk A/S	334,833

515,000	PT Kalbe Farma Tbl	225,545

8,700	Shire Pharmaceuticals Group PLC	283,796

7,500	UCB SA	350,301
	Total Pharmaceuticals	1,635,364
	Professional Services – 1.3%

6,000	Brunel International NV	280,995
	Real Estate Management & Development – 6.7%

452,200	Ayala Land Inc.	229,742

2,638,500	Ciptura Development Tbk PT	218,188

279,000	Global Logi stic Properties Limited	464,436

306,000	Robinson’s Land Company	125,531

580,000	SM Prime Holdings Inc.	229,417

57,000	Tokyo Tatemono Company Limited	212,751
	Total Real Estate Management & Development	1,480,065
	Semiconductors & Equipment – 1.9%

9,700	Dialog Semiconductor PLC, (2)	213,720

85,000	Epistar Corporation	206,618
	Total Semiconductors & Equipment	420,338
	Software – 3.3%

12,500	Allot Communications, Limited	306,750

3,570	Check Point Software Technology Limited, (2)	207,524

3,200	SAP AG, Sponsored ADR	212,128
	Total Software	726,402

60	Nuveen Investments

Shares	Description (1)			Value

	Specialty Retail – 1.3%

149,000	Indomobil Suskes International Ptk PT			$287,770
	Textiles, Apparel & Luxury Goods – 4.7%

10,100	Burberry Group PLC			243,411

2,050	LVMH Moet Hennessy			339,605

7,400	Mulberry Group PLC			278,619

382,000	Sitoy Group Holdings Limited			169,862
	Total Textiles, Apparel & Luxury Goods			1,031,497
	Tobacco – 2.4%

40	Japan Tobacco, Inc.			222,194

47,000	PT Gudang Garam Tbk			302,747
	Total Tobacco			524,941
	Trading Companies & Distributors – 1.0%

55,900	Ashtead Group PLC			225,440
	Transportation Infrastructure – 0.7%

284,000	Jasa Marga Tbk PT			165,325
	Total Common Stocks (cost $19,440,975)			21,651,891

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%

$262	Repurchase Agreement with State Street Bank, dated 4/30/12, repurchase price $262,235, collateralized by $265,000 U.S. Treasury Notes, 3.125%, due 11/15/41, value $270,042	0.010%	5/01/12	$262,235
	Total Short-Term Investments (cost $262,235)			262,235
	Total Investments (cost $19,703,210) – 100.0%			21,914,126
	Other Assets Less Liabilities – 0.0%			8,280
	Net Assets – 100%			$21,922,406

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$21,313,694	$338,197	$—	$21,651,891
Short-Term Investments:
Repurchase Agreements	—	262,235	—	262,235
Total	$21,313,694	$600,432	$—	$21,914,126

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Growth Fund (continued)

April 30, 2012

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$3,254,049	$ —	$ —	$(3,254,049)	$ —	$ —

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments was $19,718,924.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$2,670,101
Depreciation	(474,899)
Net unrealized appreciation (depreciation) of investments	$2,195,202

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

62	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2012